Registration Nos. 333-08919

811-07729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 26	☒

(Check appropriate box or boxes.)

HANSBERGER INTERNATIONAL SERIES

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On May 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HANSBERGER
INTERNATIONAL SERIES

PROSPECTUS

May 1, 2010

	Institutional Class	Advisor Class
International Growth Fund	HITGX	HIGGX
International Value Fund	HINTX	HIVVX
International Core Fund	HICFX	HICCX
Emerging Markets Fund	HEMGX	HEMMX
All Countries Fund®	—	—

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the

Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

INTERNATIONAL GROWTH FUND

INVESTMENT GOAL

The Fund seeks to provide high long-term total return.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	0.13%	0.29%
Total Annual Fund Operating Expenses	0.88%	1.04%
Fee Waiver and/or Expense Reimbursement[1]	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	0.88%	1.04%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$90	$281	$488	$1,084
Advisor Class	$106	$331	$574	$1,271

1	Hansberger Global Investors, Inc. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00% and 1.15% of the Fund’s average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011, and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.00% and 1.15% of the Fund’s average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

INTERNATIONAL GROWTH FUND

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of total assets, not including the cash position of the Fund) in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The Fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary.

The Adviser anticipates following a flexible investment policy that will allow it to select those investments that it believes are best suited to achieve the Fund’s investment objective over the long term. The Adviser uses a disciplined, long-term approach to international investing. It has an extensive global network of investment research sources. The Adviser focuses primarily on identifying successful companies that have favorable anticipated long-term growth prospects. Securities are selected for the Fund’s portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: improving fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest.

The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks, and economic and market conditions. The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Growth Investment Risk: Growth investing attempts to identify companies that the Adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

International Investing Risk: Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

INTERNATIONAL GROWTH FUND

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
31.66%	-27.14%
second quarter	fourth quarter
2009	2008

INTERNATIONAL GROWTH FUND

Average Annual Total Returns (for the periods ended December 31, 2009)

	1 Year	5 Years	Since Institutional Class Inception (6/23/03)	Since Advisor Class Inception (9/13/05)
Institutional Class:
Return Before Taxes	52.20%	5.49%	10.03%	—
Return After Taxes on Distributions	52.20%	4.84%	9.40%	—
Return After Taxes on Distributions and Sale of Fund Shares	34.45%	4.70%	8.73%	—
Advisor Class:
Return Before Taxes	52.15%	—	—	3.70%
MSCI ACWI ex USA	42.14%	6.30%	12.07%	4.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Adviser

Hansberger Global Investors, Inc.

Portfolio Managers

Trevor Graham, CFA, Senior Vice President - Research, has served as co-portfolio manager of the Fund since September 2004.

Barry A. Lockhart, CFA, Deputy Managing Director - Canada, has served as co-portfolio manager of the Fund since June 2003.

Patrick Tan, Senior Vice President - Research, has served as co-portfolio manager of the Fund since June 2003.

Thomas R.H. Tibbles, CFA, Chief Investment Officer for the International Growth Strategy and Managing Director - Canada, has served as co-portfolio manager of the Fund since June 2003.

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $1,000,000 in the Institutional Class or $2,500 in the Advisor Class of the Fund. To purchase additional shares of the Fund, you must invest at least $100,000 in the Institutional Class and $100 in the Advisor Class. The Fund may accept investments of smaller amounts at its discretion.

The Fund’s shares are redeemable on any business day through your investment dealer or financial intermediary or directly from the Fund by writing to the Fund at Hansberger International Series, P.O. Box 8030, Boston, MA 02266-8030 or by telephone at 1-800-414-6927.

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

INTERNATIONAL GROWTH FUND

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL VALUE FUND

INVESTMENT GOAL

The Fund seeks to provide long-term capital growth.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	0.22%	0.42%
Total Annual Fund Operating Expenses	0.97%	1.17%
Fee Waiver and/or Expense Reimbursement[1]	0.00%	0.00	%(a)
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	0.97%	1.17%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$99	$309	$536	$1,190
Advisor Class	$119	$372	$644	$1,420

1	Hansberger Global Investors, Inc. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10% and 1.25% of the Fund’s average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011, and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% and 1.25% of the Fund’s average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
(a)	Fee Waiver and/or Expense Reimbursement has been restated to reflect current expense cap arrangement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

INTERNATIONAL VALUE FUND

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks (including common stock, preferred stock and convertible securities) and debt obligations of companies and governments domiciled outside the U.S. which the Adviser believes are undervalued. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in issuers located in at least three countries other than the U.S. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than the company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change or if the Adviser believes a better investment opportunity exists.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

International Investing Risk: Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

INTERNATIONAL VALUE FUND

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Value Investment Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
24.77%	-22.46%
second quarter	fourth quarter
2009	2008

INTERNATIONAL VALUE FUND

Average Annual Total Returns (for the periods ended December 31, 2009)

	1 Year	5 Years	10 Years	Since Advisor Class Inception (9/13/05)
Institutional Class:
Return Before Taxes	38.28%	5.54%	3.70%	—
Return After Taxes on Distributions	38.37%	3.74%	2.68%	—
Return After Taxes on Distributions and Sale of Fund Shares	26.14%	4.93%	3.23%	—
Advisor Class:
Return Before Taxes	38.09%	—	—	4.24%
MSCI ACWI ex USA	42.14%	6.30%	3.12%	4.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Adviser

Hansberger Global Investors, Inc.

Portfolio Managers

Stephen Ho, Senior Vice President - Research, has served as co-portfolio manager of the Fund since May 2001.

Ronald W. Holt, CFA, President, Chief Executive Officer and Co-Chief Investment Officer for the Value team, has served as co-portfolio manager of the Fund since May 2001.

Lauretta (Retz) Reeves, CFA, Co-Chief Investment Officer for the Value team, has served as co-portfolio manager of the Fund since December 1996.

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $1,000,000 in the Institutional Class or $2,500 in the Advisor Class of the Fund. To purchase additional shares of the Fund, you must invest at least $100,000 in the Institutional Class and $100 in the Advisor Class. The Fund may accept investments of smaller amounts at its discretion.

The Fund’s shares are redeemable on any business day through your investment dealer or financial intermediary or directly from the Fund by writing to the Fund at Hansberger International Series, P.O. Box 8030, Boston, MA 02266-8030 or by telephone at 1-800-414-6927.

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

INTERNATIONAL VALUE FUND

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL CORE FUND

INVESTMENT GOAL

The Fund seeks to provide long-term capital growth.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class		Advisor Class
Management Fees	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	N/A		N/A
Other Expenses	0.47%		0.65%
Total Annual Fund Operating Expenses	1.22%		1.40%
Fee Waiver and/or Expense Reimbursement[1]	0.00	%(a)	0.00	%(a)
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.22%		1.40%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$124	$387	$670	$1,477
Advisor Class	$143	$443	$766	$1,680

1	Hansberger Global Investors, Inc. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25% and 1.40% of the Fund’s average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011, and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25% and 1.40% of the Fund’s average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
(a)	Fee Waiver and/or Expense Reimbursement has been restated to reflect the current expense cap arrangement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

INTERNATIONAL CORE FUND

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of (1) equity securities (including common stock, preferred stock and convertible securities) of companies domiciled outside the U.S., which companies and countries the Adviser anticipates and believes have favorable long-term prospects (the “growth mandate”), and (2) equity securities (including common stock, preferred stock and convertible securities) of companies domiciled outside the U.S. which the Adviser believes are undervalued (the “value mandate”). The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in issuers located in at least three countries other than the U.S. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest.

The Fund’s multi-mandate approach to equity investing offers diversification and a different investment opportunity than funds managed in a single style. The Adviser believes the multi-mandate approach may increase the likelihood that the Fund may produce better long-term risk adjusted returns for its shareholders with less variability of return and less risk of persistent underperformance than a fund managed in a single style. Subject to the Fund’s allocation policy, the Adviser generally allocates capital invested in the Fund equally between both segments, with semi-annual rebalancing.

The Adviser seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for investments in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities and companies with favorable long-term prospects. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets and the Fund may purchase these securities.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Growth Investment Risk: Growth investing attempts to identify companies that the Adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

International Investing Risk: Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

INTERNATIONAL CORE FUND

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

Multi-mandate Risk: The Fund’s multi-mandate approach may cause the Fund to invest in the same security in pursuit of both the growth mandate and the value mandate, which would result in less diversification. In addition, it is possible that both mandates could underperform, or poor results in one mandate could offset strong results in another, resulting in underperformance.

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Value Investment Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
29.03%	-24.52%
second quarter	fourth quarter
2009	2008

INTERNATIONAL CORE FUND

Average Annual Total Returns (for the periods ended December 31, 2009)

	1 Year	Since Fund Inception (9/13/05)
Institutional Class:
Return Before Taxes	45.61%	4.21%
Return After Taxes on Distributions	45.57%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares	30.39%	3.58%
Advisor Class:
Return Before Taxes	45.58%	4.07%
MSCI ACWI ex USA	42.14%	4.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Adviser

Hansberger Global Investors, Inc.

Portfolio Managers

Trevor Graham, CFA, Senior Vice President - Research, has served as co-portfolio manager of the Growth Mandate for the Fund since September 2005.

Stephen Ho, Senior Vice President - Research, has served as co-portfolio manager of the Value Mandate for the Fund since September 2005.

Ronald W. Holt, CFA, President, Chief Executive Officer, Treasurer and Co-Chief Investment Officer for the Value team, has served as co-portfolio manager of the Value Mandate for the Fund since September 2005.

Barry A. Lockhart, CFA, Deputy Managing Director - Canada, has served as co-portfolio manager of the Growth Mandate for the Fund since September 2005.

Lauretta (Retz) Reeves, CFA, Co-Chief Investment Officer for the Value team, has served as co-portfolio manager of the Value Mandate for the Fund since September 2005.

Patrick Tan, Senior Vice President - Research, has served as co-portfolio manager of the Growth Mandate for the Fund since September 2005.

Thomas R.H. Tibbles, CFA, Chief Investment Officer for the International Growth strategy and Managing Director - Canada, has served as co-portfolio manager of the Growth Mandate for the Fund since September 2005.

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $1,000,000 in the Institutional Class or $2,500 in the Advisor Class of the Fund. To purchase additional shares of the Fund, you must invest at least $100,000 in the Institutional Class and $100 in the Advisor Class. The Fund may accept investments of smaller amounts at its discretion.

The Fund’s shares are redeemable on any business day through your investment dealer or financial intermediary or directly from the Fund by writing to the Fund at Hansberger International Series, P.O. Box 8030, Boston, MA 02266-8030 or by telephone at 1-800-414-6927.

INTERNATIONAL CORE FUND

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EMERGING MARKETS FUND

INVESTMENT GOAL

The Fund seeks to provide long-term capital growth.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class		Advisor Class
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	N/A		N/A
Other Expenses	0.67%		0.94%
Total Annual Fund Operating Expenses	1.67%		1.94%
Fee Waiver and/or Expense Reimbursement[1]	0.17	%(a)	0.29	%(a)
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.50%		1.65%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example for both share classes is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$153	$510	$891	$1,962
Advisor Class	$168	$581	$1,020	$2,241

1	Hansberger Global Investors, Inc. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.50% and 1.65% of the Fund’s average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011, and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% and 1.65% of the Fund’s average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
(a)	Fee Waiver and/or Expense Reimbursement has been restated to reflect the current expense cap arrangement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

EMERGING MARKETS FUND

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of publicly traded equity securities of companies located in emerging markets that the Adviser believes are undervalued and, to a lesser degree, invests in private placement emerging market equity securities. Under normal market conditions, the Fund will invest at least 80% of its assets (not including the cash position of the Fund) in issuers located in emerging markets. Emerging market countries are countries that MSCI classifies as emerging or frontier markets. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change or if the Adviser believes a better investment opportunity exists. The Adviser expects that the Fund’s investments generally will reflect a broad cross-section of countries, industries and companies in order to reduce risk.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

International Investing Risk: Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

EMERGING MARKETS FUND

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
33.05%	-28.43%
second quarter	third quarter
2009	2008

Average Annual Total Returns (for the period ended December 31, 2009)

	1 Year	5 Years	10 Years	Since Advisor Class Inception (9/13/05)
Institutional Class:
Return Before Taxes	72.96%	12.84%	9.19%	—
Return After Taxes on Distributions	73.09%	6.81%	5.88%	—
Return After Taxes on Distributions and Sale of Fund Shares	48.07%	10.26%	7.55%	—
Advisor Class:
Return Before Taxes	72.57%	—	—	10.87%
MSCI Emerging Markets Index	79.02%	15.88%	10.09%	12.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

EMERGING MARKETS FUND

MANAGEMENT

Investment Adviser

Hansberger Global Investors, Inc.

Portfolio Managers

Francisco Alzuru, CFA, Managing Director-Emerging Markets Research, has served as co-portfolio manager of the Fund since April 1997.

Aureole L.W. Foong, Managing Director-Emerging Markets Research, has served as co-portfolio manager of the Fund since May 1998.

Victoria Gretsky, Senior Vice President - Research, has served as co-portfolio manager of the Fund since April 1997.

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $1,000,000 in the Institutional Class or $2,500 in the Advisor Class of the Fund. To purchase additional shares of the Fund, you must invest at least $100,000 in the Institutional Class and $100 in the Advisor Class. The Fund may accept investments of smaller amounts at its discretion.

The Fund’s shares are redeemable on any business day through your investment dealer or financial intermediary or directly from the Fund by writing to the Fund at Hansberger International Series, P.O. Box 8030, Boston, MA 02266-8030 or by telephone at 1-800-414-6927.

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALL COUNTRIES FUND®

INVESTMENT GOAL

The Fund seeks to provide long-term capital growth.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (based on estimated amounts for the current fiscal year)	0.76%	1.00%
Total Annual Fund Operating Expenses	1.51%	1.75%
Fee Waiver and/or Expense Reimbursement[1]	0.51%	0.60%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.00%	1.15%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example for both share classes is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$102	$427
Advisor Class	$117	$493

1	Hansberger Global Investors, Inc. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00% and 1.15% of the Fund’s average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011, and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.00% and 1.15% of the Fund’s average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

ALL COUNTRIES FUND®

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of stocks (including common stock, preferred stock and convertibles securities) and debt obligations of companies and governments which the Adviser believes are undervalued. The Fund may invest in any country, including the U.S. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in at least three countries, which may include the U.S. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change, or if the Adviser believes a better investment opportunity exists.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

International Investing Risk: Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

ALL COUNTRIES FUND®

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Risk/Return Bar Chart and Table

The Fund has not commenced operations and, therefore, does not yet have a performance history.

MANAGEMENT

Investment Adviser

Hansberger Global Investors, Inc.

Portfolio Managers

Ronald W. Holt, CFA, President, Chief Executive Officer, Treasurer and Co-Chief Investment Officer for the Value team.

Lauretta (Retz) Reeves, CFA, Co-Chief Investment Officer of the Value team.

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $1,000,000 in the Institutional Class or $2,500 in the Advisor Class of the Fund. To purchase additional shares of the Fund, you must invest at least $100,000 in the Institutional Class and $100 in the Advisor Class. The Fund may accept investments of smaller amounts at its discretion.

The Fund’s shares are redeemable on any business day through your investment dealer or financial intermediary or directly from the Fund by writing to the Fund at Hansberger International Series, P.O. Box 8030, Boston, MA 02266-8030 or by telephone at 1-800-414-6927.

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENT STRATEGIES

International Growth Fund

Investment Objective: The Fund seeks to provide high long-term total return. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide prior written notice to shareholders before changing the investment objective.

Principal Investment Strategies: Under normal market conditions, the Fund will invest at least 80% of its total assets (not including the cash position of the Fund) in the equity securities (common, preferred and convertible securities) of companies organized or located outside of the U.S. The Fund will notify shareholders prior to any change to such policy taking effect.

International Value Fund

Investment Objective: The Fund seeks to provide long-term capital growth. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide prior written notice to shareholders before changing the investment objective.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks (common, preferred and convertible securities) and debt obligations of companies and governments domiciled outside the U.S. which the Adviser believes are undervalued. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in issuers located in at least three countries other than the U.S. The Fund will notify shareholders prior to any change to such policy taking effect.

International Core Fund

Investment Objective: The Fund seeks to provide long-term capital growth. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide prior written notice to shareholders before changing the investment objective.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing in a portfolio of (1) equity securities of companies domiciled outside the U.S., which companies and countries the Adviser anticipates and believes have favorable long-term prospects (the “growth mandate”), and (2) equity securities of companies domiciled outside the U.S. which the Adviser believes are undervalued (the “value mandate”). The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in issuers located in at least three countries other than the U.S. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest. The Fund will notify shareholders prior to any change to such policy taking effect.

Growth Mandate. With respect to approximately 50% of the Fund’s assets, the Adviser focuses primarily on identifying successful companies that have favorable anticipated long-term prospects. Securities are selected for the Fund’s portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: improving fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis.

Value Mandate. With respect to approximately 50% of the Fund’s assets, the Adviser seeks to identify securities of companies that have a market value which the Adviser believes is less than a company’s intrinsic value based on its long-term potential. The Adviser selects investments by engaging in its own research and by reviewing research obtained through outside sources. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective.

Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change, or if the Adviser believes a better investment opportunity exists.

Emerging Markets Fund

Investment Objective: The Fund seeks to provide long-term capital growth. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide prior written notice to shareholders before changing the investment objective.

Principal Investment Strategies: The Fund invests primarily in a diversified portfolio of publicly traded equity securities of companies located in emerging markets that the Adviser believes are undervalued and, to a lesser degree, invests in private placement emerging market equity securities. Under normal market conditions, the Fund will invest at least 80% of its assets (not including the cash position of the Fund) in issuers located in emerging markets. The Fund will notify shareholders prior to any change to such policy taking effect.

All Countries Fund®

Investment Objective: The Fund seeks to provide long-term capital growth. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide prior written notice to shareholders before changing the investment objective.

Principal Investment Strategies: The Fund invests primarily in a diversified portfolio of stocks and debt obligations of companies and governments which the Adviser believes are undervalued. The Fund may invest in any country, including the U.S. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in at least three countries, which may include the U.S. The Fund will notify shareholders prior to any change to such policy taking effect.

THE FUNDS’ OTHER INVESTMENTS

This Prospectus describes each Fund’s primary investment strategies. Although each Fund generally invests in common stock, a Fund may also invest in preferred stocks and debt securities, rated or unrated, such as convertible bonds, and straight bonds, when the Adviser believes the potential for appreciation equals or exceeds that available from investments in common stock. Each Fund may also invest in warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts (collectively, “Depositary Receipts”). Each Fund may also lend its portfolio securities, sell securities short and borrow money for investment purposes (i.e., “leverage” its portfolio). In addition, each Fund may invest in closed-end investment companies and other pooled vehicles holding foreign securities and enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, futures contracts and related options and swap transactions, as well as other derivative instruments. When deemed appropriate by the Adviser, a Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount sufficient to meet expenses or redemption requests or for day-to-day operating purposes. These investment techniques are described in detail in the Statement of Additional Information (“SAI”). Of course, there is no guarantee that any Fund will achieve its investment goal.

A substantial amount of each Fund’s assets are denominated in other currencies besides the U.S. dollar, and can be affected by fluctuations in exchange rates. For hedging purposes and to reduce the risks of fluctuating exchange rates, each Fund may enter into forward foreign currency exchange contracts that obligate a party to buy or sell a specific currency on a future date at a fixed price. By doing so, a Fund attempts to “lock in” an exchange rate. For hedging purposes, and to reduce the risks of fluctuating exchange rates, each Fund may also invest in options on foreign currencies, in foreign currency futures and options and in foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Adviser generally chooses not to hedge each Fund’s currency exposure.

The investments and strategies described throughout this Prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds’ objectives. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for gains or income.

Percentage Investment Limitations

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of Hansberger International Series’ (the “Trust”) policy and procedures with respect to the circumstances under which the Trust discloses a Fund’s portfolio securities is available in the SAI.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 15 days, is available on the Funds’ website at www.hansberger.com/literature. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

MORE INFORMATION ABOUT RISK

International Investing

Each of the Funds invests primarily in equity securities of issuers located in foreign countries. Investment in securities of foreign issuers involves some risks different from, or in addition to, those affecting investments in securities of U.S. issuers, including:

Regulation Risk

There may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Publicly available information about foreign issuers and economies may be limited.

Political/Economy Risk

A foreign jurisdiction might impose or change withholding taxes, exit levies or other levies on income payable or profits earned and realized in connection with foreign securities. There are risks of seizure, nationalization or expropriation of a foreign issuer or foreign deposits and adoption of foreign governmental restrictions such as capital or exchange controls. Many emerging or developing countries have less stable political and economic environments than some more developed countries.

Liquidity and Concentration Risk

Many foreign securities markets have substantially less volume than U.S. securities exchanges. Available investments in emerging countries may be highly concentrated in a small number of issuers, or the issuers may be unseasoned and/or have significantly smaller market capitalization than in the U.S. or more developed countries. Consequently, securities of foreign issuers may be less liquid (more difficult to sell) and more volatile than those of comparable domestic issuers.

Tax Risk

Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments.

Currency Risk

This is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Brokerage Risk

Brokerage commissions, custody charges and other transaction costs on foreign securities exchanges may be higher than in the U.S. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Funds.

Debt Securities

While each Fund generally invests in common stock, each Fund may also invest in preferred stocks and certain debt securities, rated or unrated, such as U.S. government securities, other sovereign debt, convertible bonds, and straight bonds. Investment in debt securities involves the following risks:

Credit Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. A Fund may be subject to less credit risk if it principally invests in debt securities issued or guaranteed by the U.S. government, its agencies and government-sponsored enterprises. The Funds may also invest in high-yield bonds. Companies that issue high-yield bonds may not be as strong financially as those with higher credit ratings, so these types of bonds are usually considered to be more speculative investments with a greater risk of default on payments of interest and principal.

Interest Rate Risk

The value of a Fund’s investments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Liquidity Risk

This is the risk that the Funds may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bonds may cause substantial price swings.

Private Placements

While each Fund generally invests in publicly traded equity securities, each Fund may also invest in private placements. Investments in these types of securities involve the following additional risk:

Private Placement Risk

Investments in private placements may present a higher degree of business and financial risk, which can result in substantial losses. In the absence of a public trading market for these securities, they may be less liquid as compared to publicly traded securities and therefore may be sold at lower prices compared to publicly traded securities.

THE INVESTMENT ADVISER

Hansberger Global Investors, Inc. is the investment adviser to the Funds. The Adviser is a wholly owned subsidiary of Hansberger Group, Inc., which is a subsidiary of Natixis Global Asset Management, L.P. The Adviser, with principal offices at 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301 as well as offices in Burlington, Ontario, Hong Kong, Moscow and Mumbai, conducts a worldwide portfolio management business that provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2009, the Adviser had approximately $7.4 billion in assets under management. See the section “Investment Adviser” in the SAI.

The Adviser provides each Fund with investment advice and portfolio management services pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) and, subject to the supervision of the Trust’s Board of Trustees, makes each Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Fund’s investments. Under the terms of its Advisory Agreement, each Fund pays the Adviser a monthly advisory fee, based on the Fund’s average daily net assets, at the annual rates set forth in each Fund’s Fund Summary. The percentages set forth below represent the actual amounts paid to the Adviser (except with respect to the All Countries Fund®, which is the amount expected to be paid to the Adviser once the Fund commences operations), including the effects of any voluntary or contractual fee reductions by the Adviser, as applicable.

Fund	Advisory Fee (Year Ended 12/31/09)
International Growth Fund	0.75%
International Value Fund	0.75%
International Core Fund	0.63%*
Emerging Markets Fund	0.66%*
All Countries Fund ®	0.75%

*	Advisory fees are net of any reduction of management fees from the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement with respect to each Fund is available in the Trust’s semi-annual report dated June 30, 2009.

Portfolio Management Teams

Lauretta (Retz) Reeves, CFA co-manages the International Value Fund, All Countries Fund® and the Value Mandate for the International Core Fund. She joined the Adviser in 1996 and serves as the Co-Chief Investment Officer of the Value team. She is also a Portfolio Manager and Senior Research Analyst. From 1987 to 1996, Ms. Reeves was Senior Vice President at Templeton Investment Counsel, Inc. where she was in the research and portfolio management group. Ms. Reeves has been granted the designation of Chartered Financial Analyst.

Ronald W. Holt, CFA co-manages the International Value Fund, All Countries Fund® and the Value Mandate for the International Core Fund. He joined the Adviser in 1997 and serves as the President, Chief Executive Officer and Co-Chief Investment Officer for the Value team. Prior to assuming the roles of Chief Executive Officer and Co-Chief Investment Officer for the Value team, Mr. Holt was President and Managing Director of Research of the Adviser. From 1991 to 1997 he was a Vice President in the Corporate and Institutional Client Group at Merrill Lynch. Mr. Holt has been granted the designation of Chartered Financial Analyst.

Francisco Alzuru, CFA co-manages the Emerging Markets Fund. He joined the Adviser in 1994 and serves as Managing Director - Emerging Markets Research. From 1990 to 1994 Mr. Alzuru served as Vice President and Senior Research Analyst at Vestcorp Partners, a Latin American-based investment bank, as its Latin America analyst. Mr. Alzuru has been granted the designation of Chartered Financial Analyst.

Thomas R.H. Tibbles, CFA co-manages the International Growth Fund and the Growth Mandate for the International Core Fund. He joined the Adviser in 1999 and serves as Chief Investment Officer for the International Growth Strategy and Managing Director - Canada. From 1996 to 1999 Mr. Tibbles was the Head of the Global Equity Team at Indago Capital Management in Toronto, which was an affiliate of Canada Life. Mr. Tibbles has been granted the designation of Chartered Financial Analyst.

Stephen Ho co-manages the International Value Fund and the Value Mandate for the International Core Fund. He joined the Adviser in 1999 and serves as Senior Vice President - Research. From 1991 to 1999 he was a Portfolio Manager for American International Group.

Aureole L.W. Foong co-manages the Emerging Markets Fund. He joined the Adviser in 1997 and serves as Managing Director for Emerging Markets Research. Prior to joining the Adviser, Mr. Foong was a Director of Peregrine Asset Management where he was a Portfolio Manager responsible for several mutual funds and private accounts investing in regional Asian markets.

Victoria Gretsky co-manages the Emerging Markets Fund. She joined the Adviser in 1996 and serves as Senior Vice President - Research. Prior to joining the Adviser, Ms. Gretsky was a Research Analyst for Optimum Consulting, a Russian-based firm which specialized in restructuring companies during privatization.

Barry A. Lockhart, CFA co-manages the International Growth Fund and the Growth Mandate for the International Core Fund. He joined the Adviser in 1999 and serves as Deputy Managing Director - Canada. Prior to joining the Adviser he served as a Senior Investment Analyst with responsibilities in the U.S., Far East, European and Latin American equity markets for Canada Life Investment Management. Mr. Lockhart also served as a Portfolio Manager of foreign equities for Indago Capital Management. Mr. Lockhart has been granted the designation of Chartered Financial Analyst.

Trevor Graham, CFA co-manages the International Growth Fund and the Growth Mandate for the International Core Fund. He joined the Adviser in 2004 and serves as a Senior Vice President, Research. Prior to joining the Adviser, Mr. Graham maintained several different positions, including Portfolio Manager and Fundamental Analyst positions for Phillips, Hager & North Investment Management Ltd., where he was employed from 1996 to 2004. Mr. Graham has been granted the designation of Chartered Financial Analyst.

Patrick Tan co-manages the International Growth Fund and the Growth Mandate for the International Core Fund. He joined the Adviser in 1999 and serves as a Senior Vice President, Research. From 1997 to 1999, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life.

The SAI provides additional information about the compensation of, other accounts managed by and the ownership of Fund shares by members of the portfolio management teams.

OTHER PAYMENTS TO THIRD PARTIES

The Funds may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing (“recordkeeping and processing-related services”). The actual payments, and the services provided, vary from firm to firm. These fees are paid by the Funds in light of the fact that other costs may be avoided by the Funds where the intermediary, not the Funds’ service providers, provides services to Fund shareholders.

The Funds’ distributor (the “Distributor”), the Funds’ Adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Adviser and/or Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares. These payments may be in addition to payments made by the Funds for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the section “Other Purchase Information” in this Prospectus and the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

You may purchase, sell (redeem) and exchange shares of each Fund on any day when the New York Stock Exchange (“NYSE”) is open for business (a “business day”) so long as the Custodian is also open for business that day. The Funds have authorized one or more brokers to accept orders to buy or sell shares of the Funds. Authorized brokers may designate other intermediaries to accept purchase or redemption orders on the Funds’ behalf. When an authorized intermediary accepts an order in proper form, the order is considered to be received by the Funds. The purchase price of shares is a Fund’s net asset value per share next determined after receipt of your purchase order, plus any applicable transaction fee; the amount of any transaction fee is deducted from the total amount of your investment, and the remaining amount of your investment is invested in Fund shares. The redemption price of shares is a Fund’s net asset value per share next determined after receipt of your redemption request in good order, less any applicable transaction fee. Each Fund’s net asset value per share is determined on each business day at the close of trading of the NYSE (generally 4:00 p.m., Eastern Time). The Trust reserves the right to refuse any order for purchase of shares.

How the Funds Calculate Net Asset Value (“NAV”)

“Net asset value” is the price of one share of a Fund without taking into account any sales charge, and is calculated each business day using this formula:

Net Asset Value	=	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees, as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

•	The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order prior to 4:00 p.m., Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m., Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund that invests in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

[1]	Please see the sections “Purchasing, Selling and Exchanging Fund Shares” and “How to Purchase Fund Shares” which provide additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “How to Purchase Fund Shares” and “How to Sell Your Fund Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities—last sale price on the exchange or market where primarily traded, or if there is no reported sale during the day, the closing bid price.

•	Debt securities (other than short-term obligations)—based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less)—amortized cost (which approximates market value).

•

Securities traded on foreign exchanges—market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

•

Options—domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations.

•

Futures—Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Fund’s Board of Trustees.

•	Forward foreign currency contracts—interpolated prices determined from information provided by an independent pricing service.

•	All other securities—fair market value as determined by the Adviser pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

How to Purchase Fund Shares

How to Open an Account. The Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident alien with a U.S. address and a U.S. taxpayer identification number. To open an account, you must either complete an Account Registration Form and send it to the Trust, and either send in your check or arrange for a wire transfer or you may contact your financial intermediary for more information. Initial investments for the Institutional Class must be for at least $1,000,000 unless you have received a waiver from the Adviser or the Distributor. Initial investments for the Advisor Class must be for at least $2,500 unless you have received a waiver from the Adviser or the Distributor. The Adviser or the Distributor may lower investment minimums for participants in wrap-fee programs sponsored by certain broker-dealers and investment advisers and may waive investment minimums for investors investing through certain financial intermediaries. For purposes of meeting the required minimum investments, the Trust will aggregate all accounts under common ownership or control, including accounts of spouses and minor children. There is no minimum for employer-sponsored 401(k) plans that have more than 100 employee participants. At the discretion of the Adviser, employees of the Adviser may purchase Institutional Class shares of the Funds below the stated minimums.

By Check

Make your check payable to “Hansberger International Series,” and mail it with your completed and signed Account Registration Form to:

Regular Mail:	Overnight Mail:
Hansberger International Series	Boston Financial Data Services, Inc.
P.O. Box 8030	c/o Hansberger International Series
Boston, MA 02266-8030	30 Dan Road
Canton, MA 02021-2809

Checks must be drawn on U.S. banks. Third party checks, “starter” checks and credit card convenience checks are not acceptable.

By Wire

First, mail your completed and signed Account Registration Form to:

Regular Mail:	Overnight Mail:
Hansberger International Series	Boston Financial Data Services, Inc.
P.O. Box 8030	c/o Hansberger International Series
Boston, MA 02266-8030	30 Dan Road
Canton, MA 02021-2809

Second, have your bank send a Federal Funds wire or a bank wire to the Trust. Instruct your bank to wire the specified amount to the following account:

Hansberger International Series

c/o State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

ABA #011000028

DDA #9905-6798

FBO: Hansberger Purchase/Redemption

Ref: Fund/Account/Shareholder Name

If your account number is not available, please contact the Funds’ transfer agency at 1-800-414-6927.

Federal Funds wires cannot be made on any federal holiday restricting wire transfers, even if the NYSE is open on that day. Liability of the Funds or their agents for fraudulent or unauthorized wire instructions may be limited. See the section “Telephone Transactions” in this Prospectus.

Your bank may charge a service fee for sending a Federal Funds wire or bank wire.

Through a Dealer

Call your investment dealer or financial intermediary for information about opening or adding to an account. Dealers or financial intermediaries who sell Fund shares may also charge you a processing or service fee in connection with the purchase of Fund shares.

How to Add to Your Investment. You may purchase additional shares for your account at any time by mailing a check, by wiring funds, or by contacting your investment dealer according to the procedures above. Your check or wire must be for at least $100,000 for the Institutional Class and $100 for the Advisor Class.

Other Purchase Information

Payment for shares of a Fund must be in U.S. dollars.

No share certificates will be issued. All shares purchased for your account will be confirmed to you and credited to your account on the Fund’s books maintained by the transfer agent.

To ensure that checks are collected, you may not redeem shares purchased by check until payment for the purchase has been received; receipt may take up to ten business days after purchase.

If an investment in the Funds is made through a broker that has executed a dealer agreement with the Trust, the Adviser or one of its affiliates may make a payment out of its own resources to such dealer. Dealers may contact the Adviser for additional information.

Investors may also purchase shares of a Fund through banks and registered broker-dealers who do not have a dealer agreement with the Funds. Those banks and broker-dealers, who make purchases for their customers, may charge a fee for such services.

The Trust reserves the right to reject any purchase order for shares if the Trust or its agents determine that accepting such order would not be in the best interest of a Fund or its existing shareholders.

Verifying Your Identity

Each Fund is required by federal regulation to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the the then current price or take other steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Minimum Purchases

To purchase shares of the Funds for the first time, you must invest at least $1,000,000 in the Institutional Class or $2,500 in the Advisor Class of any such Fund. To purchase additional shares of the Funds, you must invest at least $100,000 in the Institutional Class and $100 in the Advisor Class. The Funds may accept investments of smaller amounts at their discretion.

How to Sell Your Fund Shares

You may sell (“redeem”) your shares on any business day by contacting the Funds directly by mail or telephone. Your redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Fund at the time you redeem. The sale price of each share will be the next NAV determined after the Funds receive your request in good order.

By Mail

Send your redemption request to:

Regular Mail:	Overnight Mail:
Hansberger International Series	Boston Financial Data Services, Inc.
P.O. Box 8030	c/o Hansberger International Series
Boston, MA 02266-8030	30 Dan Road
Canton, MA 02021-2809

Specify the name of your fund, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional material may be required. For more information please refer to the “Medallion Signature Guarantee” section.

By Telephone

If you have telephone transaction privileges, you can request a redemption of your shares by calling each Fund at 1-800-414-6927 prior to the close of trading on the NYSE (generally 4:00 P.M., Eastern time), to receive that day’s closing net asset value. Redemption proceeds will generally be mailed to you within three business days or wired to your bank on the next business day, although it may take longer.

By Exchange

Call the Fund at 1-800-414-6927 to request an exchange.

By Automated Clearing House (“ACH”)

Ask your bank or credit union whether it is a member of the ACH. Complete the “Bank Information” section on your account application. If you have not signed up for the ACH system on your application, please call the Funds at 1-800-414-6927. A medallion signature guarantee may be required to add this privilege. Call the Funds to request an ACH redemption. Proceeds will generally arrive at your bank within three business days, although it may take longer.

By Wire

Complete the bank information section on your application. Call the Funds at 1-800-414-6927 or indicate in your redemption request letter that you wish to have proceeds wired to your bank. Proceeds will generally be wired on the next business day, although it may take longer. A wire fee will be deducted from the proceeds. Your bank may also charge you a fee to receive the wire.

Through a Dealer

Call your investment dealer or financial intermediary for information. Dealers or financial intermediaries who sell Fund shares may also charge you a processing or service fee in connection with the sale of Fund shares.

Medallion Signature Guarantees

To protect your account, the Trust and its agents from fraud, medallion signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account.

A medallion signature guarantee is not required for the following types of transactions:

•

Redemptions by wire (Institutional and Advisor Class) if banking instructions are on file with the Funds’ transfer agent and no change to your bank account information has been made within the past 30 days; or

•

Redemptions by check (Institutional and Advisor Class) for redemption requests of $100,000 or less if the proceeds are payable to the shareholder of record and are sent to the address of record on file (unless your address of record has been changed within the past 30 days).

Receiving Your Money

Normally, the Funds will send your sale proceeds within three business days after they receive your request, although it may take longer. Your proceeds can be wired to a bank account or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 calendar days).

Redemptions In Kind

Each Fund may, although it does not intend to do so under normal circumstances, pay redemption proceeds in whole or in part by a distribution in kind of securities held in its portfolio, in conformity with applicable U.S. Securities and Exchange Commission (“SEC”) rules.

Suspension of Your Right to Sell Your Shares

Each Fund may suspend the right of redemption or postpone payment for more than seven days when the NYSE is closed (other than a weekend/holiday) as permitted by the SEC, during an emergency as permitted by the SEC or during any other period permitted by the SEC.

Closing Small Accounts

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem all of your shares if your redemptions cause your account value to drop below the minimum required investment. The Trust will not redeem an account whose value has dropped solely because of market reductions in net asset value. If at any time your account value does not equal or exceed the required minimum, you may be notified of this fact. You will be allowed at least 60 days to add to your investment before any involuntary redemption is processed.

How to Exchange Your Shares

You may exchange your shares of any class of any Fund in the Trust for shares of the same class of any other Fund in the Trust that has commenced operations on any business day by contacting the Trust directly by mail or telephone. When you exchange shares, you are selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in good order.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage frequent purchases and redemptions of Fund shares.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above in the section “How to Sell Your Fund Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in a Fund over a 90-day interval as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of your Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces a Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by a Fund and the Distributor, so that a Fund can monitor compliance by such investors with the trading limitations of a Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because a Fund and the Distributor will not always be able to detect market timing activity, investors should not assume a Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Funds and the Distributor to monitor trades that are placed by omnibus or other nominee accounts may be severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains a record of a Fund’s underlying beneficial owners. If a Fund believes that an investor has engaged in disruptive short-term trading in violation of such Fund’s policies through an omnibus account, a Fund will attempt to limit transactions by the underlying account or beneficial owner which engaged in such trading, although it may be unable to do so.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you transact with the Funds over the telephone, you will generally bear the risk of any loss.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The Funds generally declare and pay dividends annually. Each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund unless you elect to receive your distributions in cash.

If you earn more than $10 annually in taxable income from a Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that each Fund will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is timely distributed to shareholders.

As noted above, each Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Fund’s net investment income are generally taxable to shareholders as ordinary income. However, for taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met. Distributions of net capital gain that are properly designated as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividend distributions are generally taxable as described above, regardless of whether received in cash or in additional Fund shares. Each Fund sends reports annually to its shareholders regarding the federal income tax status of all distributions made during the preceding year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses) to avoid the 4 percent excise tax imposed on undistributed income of regulated investment companies.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Fund and received by the shareholders on the last day of that year if the distributions are paid by the Fund at any time during the following January.

The sale, exchange or redemption of Fund shares may result in taxable gain or loss to the selling or redeeming shareholder, depending upon whether the sale or redemption proceeds exceed or are less than the shareholder’s adjusted basis in the redeemed shares. Such gain or loss will be capital gain or loss if the shareholder held the shares that were sold or redeemed as a capital asset. Whether such capital gain or loss will be long-term or short-term capital gain or loss will depend on how long the shareholder has held the shares. For tax purposes, an exchange of Fund shares for shares of a different Fund is the same as a sale.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes, including income taxes that are withheld at the source. To the extent that a Fund is liable for or subject to any such foreign income taxes so withheld, the Fund intends to operate so as to meet the requirements of the Code to enable its shareholders to claim a credit or deduction for their pro rata shares of such foreign income taxes, subject to generally applicable Code limitations. However, there can be no assurance that each Fund will be able to do so.

In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

The Funds are also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Funds certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010 unless Congress enacts legislation providing otherwise.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISERS ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. The dividends and distributions you receive may be subject to federal, state, local, foreign or other applicable taxes, depending upon your tax situation. Each sale or exchange of Fund shares is a taxable event. Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund.

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the return that you would have earned (or lost) on an investment in a Fund (assuming you reinvested all of your dividends and distributions). The All Countries Fund® has not yet commenced operations as of the date of this Prospectus. Therefore, performance for that Fund is not included.

The information provided below has been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm for each such period along with each Fund’s financial statements and related notes, as well as additional performance information, are included in the annual reports to shareholders for such periods. You can obtain the most recent annual report or semi-annual report, which accompanies the SAI, at no charge by calling 1-800-414-6927.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Growth Fund—Institutional Class
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005
Net asset value, beginning of the period	$9.97		$20.66		$18.59		$15.87		$13.83

Income from Investment Operations:
Net investment income(a)	0.14		0.25		0.15		0.13		0.11
Net realized and unrealized gain (loss)	5.06		(10.52)		3.40		3.55		2.21

Total from Investment Operations	5.20		(10.27)		3.55		3.68		2.32

Less Distributions From:.
Net investment income	(0.15)		(0.22)		(0.11)		(0.17)		(0.12)
Net realized capital gain	—		(0.20)		(1.37)		(0.79)		(0.19)

Total Distributions	(0.15)		(0.42)		(1.48)		(0.96)		(0.31)
Transaction fees (b)(c)	—		—		—		0.00		0.03

Net asset value, end of the period	$15.02		$9.97		$20.66		$18.59		$15.87

Total return (d)	52.20%		(50.10)%		19.15%		23.27%		17.09%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$633,958		$541,198		$908,350		$567,717		$208,374
Net expenses (e)	0.88	%(f)	0.84	%(f)(g)	0.88	%(f)	0.93	%(h)	1.00	%(f)(g)
Gross expenses (e)	0.88%		0.86%		0.89%		0.93	%(h)	1.14%
Net investment income (e)	1.13%		1.58%		0.71%		0.75%		0.71	%(i)
Portfolio turnover rate	50%		69%		52%		54%		38%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Prior to July 5, 2005, these amounts represent proceeds from a 0.50% fee on purchases and redemptions. Effective July 5, 2005, the purchase fee has been discontinued. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of their purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
(c)	Amount rounds to less than $0.01 per share, if applicable.
(d)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(g)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Had certain expenses not been voluntarily reduced during the period, the Fund’s net investment income ratio would have been 0.60%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Growth Fund—Advisor Class
	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(a)
Net asset value, beginning of the period	$9.96	$20.62		$18.56	$15.87	$15.22

Income from Investment Operations:
Net investment income (b)	0.07	0.19		0.12	0.14	0.02
Net realized and unrealized gain (loss)	5.12	(10.47)		3.36	3.50	0.85

Total from Investment Operations	5.19	(10.28)		3.48	3.64	0.87

Less Distributions From:
Net investment income	(0.14)	(0.18)		(0.05)	(0.16)	(0.10)
Net realized capital gain	—	(0.20)		(1.37)	(0.79)	(0.12)

Total Distributions	(0.14)	(0.38)		(1.42)	(0.95)	(0.22)
Transaction fees (c)(d)	—	—		—	0.00	—

Net asset value, end of the period	$15.01	$9.96		$20.62	$18.56	$15.87

Total return (e)	52.15%	(50.25)%		18.81%	22.98%	5.72%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$9,982	$1,181		$1,539	$770	$150
Net expenses (h)(i)	1.04%	1.15	%(f)(g)	1.15%	1.15%	1.15%
Gross expenses (i)	1.04%	1.17	%(f)	2.02%	8.16%	21.76%
Net investment income (i)	0.51%	1.22%		0.58%	0.78%	0.35%
Portfolio turnover rate	50%	69%		52%	54%	38%

(a)	From commencement of Class operations on September 13, 2005 through December 31, 2005.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	These amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of their purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
(d)	Amount rounds to less than $0.01 per share, if applicable.
(e)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(f)	Includes fee/expense recovery of 0.21%.
(g)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(h)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year, if applicable.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Value Fund—Institutional Class
	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005
Net asset value, beginning of the period	$6.18		$12.77		$12.95		$13.58		$11.82

Income from Investment Operations:
Net investment income(a)	0.15		0.24		0.25		0.23		0.20
Net realized and unrealized gain (loss)	2.22		(5.45)		1.65		2.88		1.80

Total from Investment Operations	2.37		(5.21)		1.90		3.11		2.00

Less Distributions From:
Net investment income	(0.21)		(0.06)		(0.63)		(0.32)		(0.27)
Net realized capital gain	—		(1.32)		(1.45)		(3.42)		—

Total Distributions	(0.21)		(1.38)		(2.08)		(3.74)		(0.27)
Transaction fees (b)	—		—		—		—		0.03

Net asset value, end of the period	$8.34		$6.18		$12.77		$12.95		$13.58

Total return (c)	38.28%		(43.37)%		14.75%		24.40%		17.15%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$17,917		$106,435		$262,572		$284,022		$246,919
Net expenses (d)	0.97	%(e)	0.94	%(e)	0.93	%(e)	0.99	%(g)	1.00	%(e)(f)
Gross expenses (d)	0.97%		0.94%		0.94%		0.99	%(g)	1.05%
Net investment income (d)	2.30%		2.33%		1.76%		1.60%		1.62	%(h)
Portfolio turnover rate	45%		69%		47%		46%		37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Prior to September 1, 2005, these amounts represent proceeds from a 0.50% fee on redemptions. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of their purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
(c)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(f)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(g)	Includes fee/expense recovery of 0.01%.
(h)	Had certain expenses not been voluntarily reduced during the period, the Fund’s net investment income ratio would have been 1.59%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Value Fund—Advisor Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(a)
Net asset value, beginning of the period	$6.17	$12.75	$12.94	$13.58	$12.84

Income from Investment Operations:
Net investment income (b)	0.12	0.15	0.22	0.15	0.02
Net realized and unrealized gain (loss)	2.22	(5.36)	1.65	2.94	0.97

Total from Investment Operations	2.34	(5.21)	1.87	3.09	0.99

Less Distributions From:
Net investment income	(0.20)	(0.05)	(0.61)	(0.31)	(0.25)
Net realized capital gain	—	(1.32)	(1.45)	(3.42)	—

Total Distributions	(0.20)	(1.37)	(2.06)	(3.73)	(0.25)

Net asset value, end of the period	$8.31	$6.17	$12.75	$12.94	$13.58

Total return (c)	38.09%	(43.50)%	14.51%	24.23%	7.72%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$78,470	$58,834	$10,181	$5,135	$378
Net expenses (d)(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses (e)	1.17%	1.23%	1.82%	2.59%	17.23%
Net investment income (e)	1.72%	1.85%	1.53%	1.07%	0.66%
Portfolio turnover rate	45%	69%	47%	46%	37%

(a)	From commencement of Class operations on September 13, 2005 through December 31, 2005.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Core Fund—Institutional Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(a)
Net asset value, beginning of the period	$6.59	$12.95	$12.51	$10.71	$10.00

Income from Investment Operations:
Net investment income (b)	0.11	0.17	0.15	0.13	0.02
Net realized and unrealized gain (loss)	2.89	(6.18)	1.93	2.45	0.70

Total from Investment Operations	3.00	(6.01)	2.08	2.58	0.72

Less Distributions From:
Net investment income	(0.15)	(0.08)	(0.29)	(0.19)	(0.01)
Net realized capital gain	—	(0.27)	(1.35)	(0.59)	—

Total Distributions	(0.15)	(0.35)	(1.64)	(0.78)	(0.01)

Net asset value, end of the period	$9.44	$6.59	$12.95	$12.51	$10.71

Total return (c)	45.61%	(47.26)%	16.74%	24.23%	7.24%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$55,075	$59,615	$69,590	$60,176	$39,151
Net expenses (d)(e)	1.10%	1.00%	1.00%	1.00%	1.00%
Gross expenses (e)	1.22%	1.13%	1.19%	1.22%	1.49%
Net investment income (e)	1.49%	1.73%	1.14%	1.11%	0.62%
Portfolio turnover rate	45%	62%	63%	55%	10%

(a)	From commencement of Class operations on September 13, 2005 through December 31, 2005.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Core Fund—Advisor Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(a)
Net asset value, beginning of the period	$6.60	$12.91	$12.49	$10.71	$10.00

Income from Investment Operations:
Net investment income (b)	0.05	0.21	0.12	0.01	0.02
Net realized and unrealized gain (loss)	2.95	(6.21)	1.94	2.54	0.70

Total from Investment Operations	3.00	(6.00)	2.06	2.55	0.72

Less Distributions From:
Net investment income	(0.14)	(0.04)	(0.29)	(0.18)	(0.01)
Net realized capital gain	—	(0.27)	(1.35)	(0.59)	—

Total Distributions	(0.14)	(0.31)	(1.64)	(0.77)	(0.01)

Net asset value, end of the period	$9.46	$6.60	$12.91	$12.49	$10.71

Total return (c)	45.58%	(47.33)%	16.53%	23.95%	7.19%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$2,555	$423	$1,771	$608	$1
Net expenses (d)(e)	1.29%	1.15%	1.15%	1.15%	1.15%
Gross expenses (e)	1.40%	1.31%	2.88%	12.16%	1,673.31%
Net investment income (e)	0.56%	1.92%	0.87%	0.04%	0.51%
Portfolio turnover rate	45%	62%	63%	55%	10%

(a)	From commencement of Class operations on September 13, 2005 through December 31, 2005.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Emerging Markets Fund—Institutional Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net asset value, beginning of the period	$1.29	$6.16	$8.30	$9.21	$10.05

Income from Investment Operations:
Net investment income (a)	0.02	0.05	0.07	0.19	0.16
Net realized and unrealized gain (loss)	0.92	(2.96)	2.46	2.29	2.73

Total from Investment Operations	0.94	(2.91)	2.53	2.48	2.89

Less Distributions From:
Net investment income	(0.02)	(0.08)	(0.07)	(0.22)	(0.21)
Net realized capital gain	—	(1.88)	(4.60)	(3.17)	(3.63)

Total Distributions	(0.02)	(1.96)	(4.67)	(3.39)	(3.84)
Transaction fees (b)(c)	—	—	—	0.00	0.11

Net asset value, end of the period	$2.21	$1.29	$6.16	$8.30	$9.21

Total return (d)	72.96%	(51.64)%	30.73%	27.77%	30.97%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$47,028	$38,191	$219,241	$307,442	$327,742
Net expenses (e)(f)	1.32%	1.25%	1.25%	1.25%	1.25	%(g)
Gross expenses (e)	1.67%	1.36%	1.32%	1.35%	1.39%
Net investment income (e)	0.96%	1.11%	0.74%	1.96%	1.56	%(h)
Portfolio turnover rate	57%	65%	59%	64%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Prior to September 1, 2005, these amounts represent proceeds from a 0.50% fee on redemptions. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of their purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
(d)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(g)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(h)	Had certain expenses not been voluntarily reduced during the period, the Fund’s net investment income ratio would have been 1.46%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Emerging Markets Fund —Advisor Class
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Period Ended December 31, 2005(a)
Net asset value, beginning of the period	$1.28	$6.13	$8.28	$9.21	$11.24

Income from Investment Operations:
Net investment income (loss) (b)	0.01	0.04	0.05	0.17	(0.01)
Net realized and unrealized gain (loss)	0.92	(2.94)	2.46	2.28	1.38

Total from Investment Operations	0.93	(2.90)	2.51	2.45	1.37

Less Distributions From:
Net investment income	(0.02)	(0.07)	(0.06)	(0.21)	(0.20)
Net realized capital gain	—	(1.88)	(4.60)	(3.17)	(3.20)

Total Distributions	(0.02)	(1.95)	(4.66)	(3.38)	(3.40)

Net asset value, end of the period	$2.19	$1.28	$6.13	$8.28	$9.21

Total return (c)	72.57%	(51.61)%	30.46%	27.56%	12.15%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$643	$87	$17	$1	$1
Net expenses (d)(e)	1.49%	1.40%	1.40%	1.40%	1.40%
Gross expenses (e)	1.94%	2.39%	334.55%	1,433.82%	1,636.33%
Net investment income (loss) (e)	0.63%	0.99%	0.47%	1.74%	(0.32)%
Portfolio turnover rate	57%	65%	59%	64%	45%

(a)	From commencement of Class operations on September 13, 2005 through December 31, 2005.
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of the Trust are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at

www.FINRA.org.

Natixis Distributors distributes the shares of the Trust. If you have a complaint concerning Natixis

Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors,

L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at

1-800-283-1155 extension 2828.

[THIS PAGE INTENTIONALLY LEFT BLANK]

If you would like more information about the Funds, the following documents are available without charge upon request. The Trust does not have a website available for accessing such information.

Statement of Additional Information (SAI)

The SAI dated May 1, 2010 includes more detailed information about Hansberger International Series. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports

Additional information about each Fund is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-414-6927.

To Request Information or ask Questions:

By Telephone: Call 1-800-414-6927

By Mail: Write to the Funds at:

Hansberger International Series

P.O. Box 8030

Boston, MA 02266-8030

From the SEC: You can also obtain the SAI or the annual and semi-annual reports of, as well as other information about, Hansberger International Series from the EDGAR Database on the SEC’s website (“www.sec.gov”).* You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

*	The Funds’ Investment Company Act registration number is 811-07729.

Notice of Privacy Policies and Practices

We(1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customer(2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.

Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our websites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

How We Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers’ needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds’ behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

(1)

For purposes of this notice the term “we” includes Hansberger International Series, Natixis Distributors, L.P., and their advisory affiliates which include Natixis Asset Management Advisors, L.P., Hansberger Global Investors, Inc. and all of their successors.

(2)

For purposes of this notice, the terms “customer” or “customers” include both shareholders of mutual funds in the Hansberger International Series and individuals who provide nonpublic personal information, but do not invest in the Funds.

M-HN51-0510

STATEMENT OF ADDITIONAL INFORMATION

HANSBERGER INTERNATIONAL SERIES

401 EAST LAS OLAS BOULEVARD

SUITE 1700

FORT LAUDERDALE, FLORIDA 33301

TELEPHONE NO. 800-414-6927

Hansberger International Series (the “Trust”) is an open-end management investment company currently consisting of five series, each of which is described in this Statement of Additional Information (“SAI”): The INTERNATIONAL CORE FUND (Institutional Class-HICFX and Advisor Class-HICCX), INTERNATIONAL VALUE FUND (Institutional Class-HINTX and Advisor Class-HIVVX), EMERGING MARKETS FUND (Institutional Class-HEMGX and Advisor Class-HEMMX), INTERNATIONAL GROWTH FUND (Institutional Class-HITGX and Advisor Class-HIGGX) and ALL COUNTRIES FUND® (each individually referred to as a “Fund” or collectively referred to as the “Funds”). The investment adviser of each Fund is Hansberger Global Investors, Inc. (the “Adviser” or “HGI”).

This SAI is not a prospectus and should be read in conjunction with the prospectus offering shares of the International Core Fund, International Value Fund, Emerging Markets Fund, International Growth Fund and All Countries Fund ® dated May 1, 2010 as it may be amended or supplemented from time to time (the “Prospectus”). A copy of the Prospectus may be obtained without charge by writing to, or calling, the Trust at the address and telephone number listed above.

This SAI is dated May 1, 2010.

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES.

M-HN33-0510

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of each Fund’s investment goals and strategies that are described in detail in the Prospectus.

Temporary Investments

Each Fund may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. These money market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

As a temporary defensive measure, during periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). These short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development (“OECD”); (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund’s credit quality standards; and (e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes will be those that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries), although even high-quality securities may go down in value and are subject to the risk of default. If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s Investors Service, Inc. or Standard & Poor’s Corporation (i.e., rated at least A).

Sovereign Debt

Each Fund may invest in sovereign debt, which may trade at a substantial discount from face value. The Fund may hold and trade sovereign debt of emerging market countries in appropriate circumstances and participate in debt conversion programs. Emerging country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the International Monetary Fund (the “IMF”) and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, a Fund may invest in sovereign debt that is in default as to payments of principal or interest. A Fund holding non-performing sovereign debt may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing its rights thereunder.

Illiquid and Restricted Securities

Each Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter (“OTC”), including privately placed securities. These securities may present a higher degree of business and financial risk, which can result in substantial losses. In the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what the Fund may consider the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to disclosure and other investor protection requirements that might apply if their securities were publicly traded. If such securities are required to be registered under the U.S. securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the costs of registration. As a general matter, each Fund may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market, nor more than 10% of its total assets in securities that are restricted from sale to the public without registration (“Restricted Securities”) under the U.S. Securities Act of 1933, as amended (the “1933 Act”). Subject to these limits, however, a Fund may invest up to 25% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act (“144A

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Securities”). Rule 144A securities are treated as illiquid, unless the Adviser has determined, under guidelines established by the Board of Trustees, that the particular issue is liquid.

Restricted Securities may be sold only in privately negotiated transactions or in a public offering under an effective registration statement under the 1933 Act. If registration becomes necessary, the Fund may have to pay all or part of the registration costs; in addition, considerable time may elapse between the Fund’s decision to sell and the time it may be permitted to sell a security under an effective registration statement. If adverse market conditions develop during such a period, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted Securities will be priced at fair value, determined in good faith by the Adviser and reported to the Board of Trustees. The Funds will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of a Fund's net assets are invested in such securities.

Each Fund may sell OTC options and may need to segregate or designate on its records liquid assets or cover its obligations as writer of such options. Assets used as cover for OTC options written by a Fund will be considered illiquid unless such options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the OTC option.

Short Sales

In short sales transactions, the Fund sells a security it may not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund borrows the security to make delivery to the buyer. In closing out its short position, the Fund is obligated to replace the security so borrowed either by delivering the security that it holds in its portfolio or by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale. In addition, in a "naked" short sale, the seller does not borrow or arrange to borrow the securities in time to make delivery to the buyer.

While a short sale is made by selling a security the seller does not own, a Fund may also sell securities short “against the box,” that is: (1) enter into short sales of securities that they currently own or have the right to acquire through the conversion or exchange of other securities that they own without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Funds’ short positions remain open.

In a short sale against the box, a Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must designate on its records or deposit and continuously maintain in a separate account with the Fund’s custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may also close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

Short sales against the box may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments and swap contracts.

Risks. Short sale transactions involve certain risks. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in the Fund will fluctuate in response to movements

2

in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions. In addition, as noted above, in a short sell that is not against the box, the risk of loss is potentially unlimited.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”), may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund’s assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and designated or segregated in connection with short sales.

Short sales also involve other costs. The Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Warrants

Each Fund may buy warrants, which give the holder the right, but not the obligation, to buy stock of an issuer (“underlying stock”) at a given price (usually higher than the price of the underlying stock when the warrant is issued) prior to a specified expiration date or perpetually. Warrants may trade separately or in connection with the acquisition of securities. A Fund will not purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund’s net assets; this limit includes warrants that are not listed on any stock exchange, and such warrants are limited to 2% of the Fund’s net assets. Warrants acquired by a Fund in units or attached to securities are not subject to these limits. Warrants do not carry dividend or voting rights on the underlying stock, and do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other investments. A warrant’s value does not necessarily change with the value of the underlying stock. A warrant ceases to have value if it expires unexercised.

Debt Obligations: General

Each Fund may invest in debt obligations with any rating or without a rating. Issuers of debt obligations are contractually obliged to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call debt when interest rates are falling.

Price Volatility. The market value of debt generally varies inversely to changes in interest rates; when interest rates decline, a debt obligation’s price usually rises, and when interest rates rise, a debt obligation’s price usually declines.

Maturity. In general, the longer the maturity of a debt obligation, the higher its yield and the more sensitive it is to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. “Commercial paper” is generally considered the shortest form of debt, and “bond” generally refers to securities with maturities over two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and seven years are considered intermediate-term, and bonds with maturities greater than seven years are considered long-term.

Credit Quality. The value of debt may also be affected by changes in the issuer’s credit rating or financial condition. Lower quality ratings indicate a higher degree of risk as to payment of interest and return of principal. To compensate investors for taking on increased risk, issuers considered less creditworthy generally must offer investors higher interest rates than issuers with better credit ratings.

In conducting its credit research and analysis, the Adviser considers both qualitative and quantitative factors to evaluate creditworthiness of individual issuers. The Adviser also relies, in part, on credit ratings compiled by a number of rating organizations. See the “RATINGS APPENDIX” set forth in the back of this SAI.

High Risk Debt Securities

Each Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “Junk Bonds”). Debt securities rated below Baa by Moody’s Investors Service (“Moody’s”) or BBB by Standard & Poor’s Corporation (“S&P”), or of comparable quality, are considered below investment grade. Non-investment grade debt securities (“high risk debt securities”) may include debt securities (including commercial paper) that are in default. Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy.

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They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. See the “RATINGS APPENDIX” set forth in the back of this SAI for a description of ratings.

Market values of high risk debt securities tend to reflect individual corporate developments to a greater extent, and tend to be more sensitive to economic conditions, than do higher-rated securities. As a result, high risk debt securities generally involve more credit risks than higher-rated debt. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high risk debt may experience financial stress and may not have sufficient revenues to meet their payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its own inability to meet specific projected business forecasts, or unavailability of additional financing. The risk of loss due to default by an issuer is significantly greater for high risk debt than for higher-rated debt because the high risk debt is generally unsecured and often subordinated.

If the issuer of high risk debt defaults, the Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund’s net asset value.

If a Fund invested in high risk debt securities experiences unexpected net redemptions in a rising interest rate market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of high risk debt securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund’s asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

Payment Expectations. During periods of falling interest rates, issuers of high risk debt securities that contain redemption, call or prepayment provisions are likely to redeem or repay the securities and refinance with other debt at a lower interest rate. If a Fund holds debt securities that are refinanced or otherwise redeemed, it may have to replace the securities with a lower yielding security, which would result in a lower return.

Credit Ratings. Credit ratings evaluate safety of principal and interest payments, but do not evaluate the market value risk of high risk securities and, therefore, may not fully reflect the true risks of an investment. In addition, rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high risk securities will depend more heavily on the Adviser’s credit analysis than investment grade debt securities. The Adviser will monitor each Fund’s investments and evaluate whether to dispose of or retain high risk securities whose credit quality may have changed.

Liquidity and Valuation. A Fund may have difficulty disposing of certain high risk securities with a thin trading market. Not all dealers maintain markets in all these securities, and for many such securities there is no established retail secondary market. The Adviser anticipates that such securities may be sold only to a limited number of dealers or institutional investors.

To the extent a secondary trading market does exist, it is generally not as liquid as that for higher-rated securities; a lack of a liquid secondary market may adversely affect the market price of a security, which may in turn affect a Fund’s net asset value and ability to dispose of particular securities in order to meet liquidity needs or to respond to a specific economic event, or may make it difficult for the Fund to obtain accurate market quotations for valuation purposes. Market quotations on many high risk securities may be available only from a limited number of dealers and may not necessarily represent firm bids or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly, and adverse publicity and investor perceptions (whether or not based on fundamental analysis) may decrease the value and liquidity of a high risk security.

Lending of Portfolio Securities

Each Fund is authorized to lend up to 33 1/3% of the total market value of its portfolio securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. Any such loan must be fully secured; however, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

In determining whether to lend securities to a particular investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the borrower’s creditworthiness. The borrower must maintain collateral with the custodian, either in cash, money market instruments, or a letter of credit, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends or other income, determined on a daily basis and adjusted accordingly.

Each Fund will retain authority to terminate any loan of its portfolio securities at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on cash or money market instruments held as collateral. On any loan, a Fund will receive reasonable interest or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.

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The Fund generally will retain, subject to foreign laws and regulations, record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund’s interest.

These lending transactions must be fully collateralized at all times, but involve some credit risk to the Funds if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Funds are delayed in or prevented from recovering the collateral. In addition, any investment of cash collateral is generally at the sole risk of each Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund's risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash.

Depositary Receipts

Each Fund may invest in sponsored or unsponsored depositary receipts and other similar instruments, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other Depositary Receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the United States. While the two types of Depositary Receipt facilities (“unsponsored” or “sponsored”) are similar, there are differences regarding holders’ rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored Depositary Receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to Depositary Receipt holders with respect to the underlying securities.

Sponsored Depositary Receipt facilities are generally created in the same manner as unsponsored facilities, except that sponsored Depositary Receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the Depositary Receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the Depositary Receipts (such as dividend payment fees of the depository); although most sponsored Depositary Receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored Depositary Receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the Depositary Receipt holders at the underlying issuer’s request.

For purposes of a Fund’s investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

Deriv ative Instruments

General Description. Each Fund may invest in a variety of derivative instruments, including structured notes, swaps, options, futures contracts (sometimes referred to as “futures”), options on futures contacts, and forward contracts to hedge its other investments, or for risk management.

The use of these instruments is subject to regulation by the Securities and Exchange Commission (“SEC”), options and futures exchanges upon which the instruments may be traded, the U.S. Commodity Futures Trading Commission (“CFTC”) and state regulatory authorities. In addition, the Fund’s ability to use these instruments will be limited by tax considerations.

In addition to the investments and techniques described below and in the Prospectus, the Adviser may use additional instruments and other hedging techniques as they become available, to the extent that they are consistent with a Fund’s investment limitations and applicable regulations.

Special Risks of These Instruments. Derivative instruments present special considerations and risks. Risks pertaining to particular individual instruments are described in the following sections.

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First, successful use of these instruments depends on the Adviser’s ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

Second, correlation between the price movements of a hedging instrument and the price movements of the investment being hedged may be imperfect or even nonexistent. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Imperfect correlation could be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of any hedge using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the hedged investments.

Third, while successful hedging strategies can reduce the risk of loss, they can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser projected a decline in the price of a portfolio security, but the price of that security increased, the Fund’s gain from that increase could be offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the hedged security, the Fund could suffer a loss.

Fourth, if a Fund is unable to close out its positions in derivative instruments, assets maintained as “cover” might be required to continue to be maintained until the hedge position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security at an advantageous time. A Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to the transaction to close out the position. There is no assurance that any hedging position can be closed out at a time and price favorable to the Fund.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution. Although the Adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Code. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

General Limitation on Certain Derivative Transactions. The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the U.S. National Futures Association, which regulate trading in the futures markets. The Adviser, in reliance on an amendment to Rule 4.5 under the Commodity Exchange Act (“CEA”), is excluded from the status of Commodity Pool Operator (“CPO”) and is therefore not subject to CPO registration and regulation under the CEA.

Transactions using options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, each Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash or liquid securities with value sufficient at all times to cover its net obligations to the extent not covered as provided in (1) above. Each Fund will also earmark on its records or segregate cash and/or appropriate liquid assets if required to do so by the SEC and CFTC regulations. Assets used as cover or designated or segregated cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Structured Notes. Structured notes are derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows a Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks. Structured notes are subject to the same risks as debt securities generally, as well as risks associated with the underlying index or other factor the note is intended to replicate or provide exposure to.

Swaps, Caps, Collars and Floors. Each Fund may enter into various types of privately negotiated or OTC derivatives transactions, including swap transactions (“Swaps”), caps (“Caps”), floors (“Floors”), collars (“Collars”), similar transactions and related options. A Swap is a privately-negotiated derivatives contract in which two parties agree, on specified payment dates, to make or exchange payments calculated by reference to a specified rate, index or asset and an agreed “notional amount.” Some common examples of

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underlying rates, indices and assets include: the market value of a single equity or debt security, a group or “basket” of securities or a stock or fixed income index; fixed and floating interest rates; foreign currency exchange rates; and various commodity prices or indices. For example, a Fund may enter into an equity Swap on the value of a single common stock. The Swap is a separate contract that does not require ownership of the underlying stock. In the Swap, the Fund will agree with a swap dealer to make payments based upon changes in the value of the stock. For example, on a specified payment date, if the value of the stock has increased, one party (such as the Fund) will receive a payment equal to the amount of that increase for the time period involved and the notional number of shares, as well as receiving equivalent payments after any distribution of a dividend on the security and perhaps making certain interest-like payments on specified dates. If the value of the stock has decreased, then rather than receiving a payment, the first party (such as the Fund, in this example) would be obligated to make a payment to the other party to the Swap. The Fund can take either position in the Swap; that is, the Fund may be the party that receives a payment following an increase in value and pays following a decrease or vice versa. In some cases, the Fund may also make or receive additional payments on the effective date and/or termination date of the Swap. Swaps are very flexible financing tools whose terms can be negotiated between the parties.

The Funds may enter into various Swaps that may be based upon the value of various debt and equity securities, baskets or indices. One example of a situation in which a Fund may use an equity swap is to mimic some of the benefits of ownership of “local shares” in a country in which the Fund, as a foreigner, is prohibited from owning local shares. The terms of the Swaps actually entered by the Fund may vary from the typical example described here. In addition, the Funds may also enter into interest-rate and currency Swaps. Both interest rate and currency Swaps involve exchanges or payment streams. In the case of interest rate Swaps, the notional amount is used to calculate the size of the payments, but generally is not exchanged; in certain currency Swaps, payment of the entire notional amount in the two applicable currencies may be exchanged by the parties on the effective date of the Swap and in some cases a reverse exchange may be made on the termination date.

In addition to Swaps, the Funds may enter into Caps, Floors, and Collars relating to securities, interest rates or currencies. In a Cap or Floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a Cap) or less than (in the case of a Floor) an agreed level, for the period involved and the applicable notional amount. A Collar is a combination instrument in which the same party buys a Cap and sells a Floor. Depending upon the terms of the Cap and Floor comprising the Collar, the premiums will partially or entirely offset each other. The notional amount of a Cap, Collar or Floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as Collars), which may involve physical delivery of securities. Puts, calls, and Collars are described in more detail under “Options.” Like Swaps, Caps, Floors and Collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

The Funds may enter into these OTC derivative transactions with a number of dealers, generally using standard forms of master agreement documentation customized to suit the needs and circumstances of the Funds and the dealers. These instruments are not traded on an organized exchange or, generally speaking, through a clearinghouse. Because they are privately negotiated bilateral contracts, in each case, the Fund and the dealer are each exposed to the credit risk that the other party will not meet its obligations. This risk will be greater with some derivative transactions than others, depending upon the nature, size and terms of the transaction, as well as the creditworthiness of the dealer. The size of a Fund’s potential loss upon default by the dealer or by the Fund itself is primarily related to the market value of the transactions at the time of the default; since markets move both up and down, it is also possible that the Fund could realize a gain. Consistent with market practices, the Funds will generally make and receive payments on a net basis and will, to the extent feasible, document Swaps, Caps, Floors and Collars with a single dealer under a single master agreement to obtain the risk-reduction and other benefits, where permitted by applicable law, of netting upon default or other early termination. Events of default, other termination events, damage calculations and remedies are among the legal terms specified in the documentation.

A Fund’s obligations will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the designation on the Fund’s records or maintenance of a segregated account consisting of cash or liquid assets to avoid any potential leveraging of the Fund. To the extent that these Swaps, Caps, Floors, and Collars are entered into for hedging purposes or are appropriately covered by entering into offsetting transactions or the Adviser designated sufficient liquid assets against obligations, the Adviser believes such obligations do not constitute “senior securities” under the Investment Company Act of 1940, as amended (the “1940 Act”) and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The OTC derivatives markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, these markets have become increasingly liquid. Different product and geographic segments of these markets have developed at different rates and are subject to different risks. As a result, both the liquidity and the risks associated with individual derivative transactions will vary greatly.

The use of OTC derivatives is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary Fund securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and

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currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

Options. Each Fund may also write (i.e., sell) covered put options. The writer of a put incurs an obligation to buy the security underlying the option from the purchaser of the put at the exercise price at any time on or before the termination date, at the purchaser’s election (certain options a Fund writes will be exercisable by the purchaser only on a specific date). The Funds will write put options where the Fund maintains cash, U.S. Government securities or other liquid high-grade debt obligations equal to the exercise price of the option or if the Fund holds a put on the same underlying security with a similar or higher exercise price.

Each Fund may purchase calls to close out covered call positions or to protect against an increase in the price of a security it anticipates purchasing. The Funds may also write call options. Generally, a written call option on a security is “covered” if the Fund designates on its records or segregates cash or liquid securities equal to the market value or the underlying stock, or if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration designated on the Fund’s records or held in a segregated account by the custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is designated by the Fund on its records or maintained by the Fund in cash or liquid securities in a segregated account with its custodian. Each Fund may purchase puts on securities that it holds only to protect itself against a decline in the value of those securities. If a Fund were to purchase a put on a security it holds, and the value of that underlying security were to fall below the exercise price of the put, in an amount greater than the premium paid for the option, the Fund would incur no additional loss. Each Fund may also purchase puts to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on each Fund’s ability to purchase call and put options.

Each Fund may also purchase put or call options on individual securities or baskets of securities. When a Fund purchases a call, it acquires the right to buy the underlying security at the exercise price on or before the termination date, and when a Fund purchases a put, it acquires the right to sell the underlying security at the exercise price on or before the termination date.

Each Fund may purchase or write put and call options on securities, indices and foreign currency, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under “Illiquid and Restricted Securities.” Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which are exercisable only at expiration. American-style options are exercisable at any time prior to the expiration date.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty to the transaction (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund, as well as the loss of any expected benefit of the transaction.

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A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

Each Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of options on securities are (i) imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund and (ii) possible lack of a liquid secondary market for an option. Options not traded on an exchange (OTC options) are often considered illiquid and may be difficult to value. The Adviser believes that each Fund will minimize its risk of being unable to close out an options contract by transacting in options only if there appears to be a liquid secondary market for those options.

Futures Contracts. Each Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing for hedging purposes only. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as “initial margin,” as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will designate or segregate assets or “cover” its position in accordance with the 1940 Act.

The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund’s futures transactions may be entered into for hedging purposes or risk management. Each Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, each Fund will only enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical

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delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. Government securities or other liquid, high-grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker.

When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund does not have sufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate on its records or maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

The risk of loss in trading on futures contracts and related options in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Gains and losses on futures and related options depend on the Adviser’s ability to predict correctly the direction of stock prices, interest rates and other economic factors. In the opinion of the trustees, the risk that a Fund will be unable to close out a futures position or related options contract will be minimized by only entering into futures contracts or related options transactions for which there appears to be a liquid secondary market.

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Forward Currency Contracts and Options on Foreign Currencies

Each Fund may enter into forward currency contracts; such transactions may serve as long hedges (for example, if the Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (for example, if the Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sale proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, a Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as “cross hedges.” Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or to take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with future contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to designate on its records or maintain cash or securities in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Each Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or OTC.

Foreig n Currency Transactions

Although each Fund values its assets daily in U.S. dollars, the Funds are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis. Each Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a Fund could suffer a loss of some or all of the amounts deposited. Each Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.

The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

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When-Issued Securities

Each Fund may purchase securities on a when-issued or delayed delivery basis. The price of debt obligations purchased on a when-issued basis is fixed at the time a Fund commits to purchase, but delivery and payment for the securities (“settlement”) takes place at a later date. The price of these securities may be expressed in yield terms; the Funds will enter into these transactions in order to lock in the yield (price) available at the time of commitment. Normally, the settlement date on when-issued securities occurs within one month of purchase commitment, but may take longer, although generally not more than 120 days after the trade date.

At the time a Fund commits to purchase a security on a when-issued basis, it will record the transaction and reflect the value of that security in determining its net asset value.

While when-issued securities may be sold prior to settlement, the Adviser intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. Each Fund will segregate or designate cash and marketable securities at least equal in value to that Fund’s commitments to purchase when-issued securities. Such securities will mature (or, if necessary, be sold) on or before the settlement date. When the time comes for a Fund to pay for when-issued securities, it will meet its obligations from the then-available cash flow, the sale of the designated securities and the sale of other securities; although it would not normally expect to do so, the Fund may also meet this obligation from the sale of the when-issued securities themselves, which may have increased or decreased in market value.

Between purchase and settlement, the Fund assumes the ownership risk of the when-issued securities, including the risk of fluctuations in the securities’ market value due to, among other factors, a change in the general level of interest rates. However, no interest accrues to the Fund during this period. Each Fund’s current policy is to limit its aggregate when-issued commitments to 15% of the market value of its total assets less liabilities, other than the obligations created by these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with brokers, dealers or banks (“counterparties”) that the Adviser has determined meet the credit guidelines which have been adopted by the Board of Trustees. Repurchase agreements will be fully collateralized, and may be viewed for purposes of the 1940 Act as a loan of money by the Fund to the counterparty. Repurchase agreements are economically similar to collateralized loans by the Funds. In a repurchase agreement, a Fund buys a security from a counterparty (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) that has agreed to repurchase it at a mutually agreed upon date and repurchase price, reflecting the interest rate effective for the term of the repurchase agreement. The term of a repurchase agreement is usually from overnight to one week and never exceeds one year; repurchase agreements with a maturity in excess of seven days are considered illiquid. The counterparty’s obligation to repurchase is secured by the value of the underlying security; when a Fund enters into a repurchase agreement, it always receives, as collateral, underlying securities with a market value at least equal to the purchase price (including accrued interest), and the Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that such value always equals or exceeds the repurchase price plus accrued interest. The Funds may incur a loss if the counterparty defaults and the collateral value declines, or if bankruptcy proceedings are commenced regarding the counterparty and a Fund’s realization upon the collateral is delayed or limited. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil).

A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Borrowi ng

Each Fund may borrow money, subject to limits imposed by the 1940 Act. The 1940 Act and each Fund’s fundamental investment policies restrict such borrowing to 33 1/3% of the Fund’s total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing. Borrowing creates leverage, which is a speculative characteristic; leverage from borrowing will magnify declines as well as increases in a Fund’s net asset value per share and net yield. A Fund will borrow when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies.

Each Fund may also engage in mortgage dollar roll transactions and reverse repurchase agreements, which may be considered a form of borrowing. In addition, each Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed one-third of its total assets.

Mortgage Dollar Rolls and Reverse Repurchase Agreements

Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and

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principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a form of borrowing. (See “Borrowing.”) Reverse repurchase agreements are economically similar to secured borrowings by the Funds. When required by guidelines of the SEC, the Fund will segregate or designate permissible liquid assets to secure its obligations to repurchase the security.

Each Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, it would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would segregate or designate permissible liquid assets to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a form of borrowing by the Funds. (See “Borrowing.”)

The mortgage dollar rolls and reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be of high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Adviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

Corporate Reorganizations

Each Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in process.

ADDITIONAL RISK FACTORS

Foreign Investment

Investment in securities of foreign issuers and in foreign branches of domestic banks involves some risks different from, or in addition to, those affecting investments in securities of U.S. issuers. Investments in securities of issuers organized or located in emerging markets may be subject to these risks to a greater extent than those in more developed markets:

Information. Publicly available information about foreign issuers and economies may be limited. Foreign issuers are not generally subject to uniform accounting, auditing and financial and other reporting standards and requirements comparable to those applicable to U.S. companies. Statistical information about the economy in an emerging market country may be unavailable, or if available may be unreliable or not directly comparable to information regarding the economy of the United States or other more developed countries.

Regulation. There may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

Liquidity and Concentration. Many foreign securities markets have substantially less volume than U.S. national securities exchanges. Foreign securities exchanges may close or be closed by regulators while U.S. securities exchanges remain open. Available investments in securities of issuers organized or located in emerging countries may be highly concentrated in a small number of issuers, or the issuers may be unseasoned and/or have significantly smaller market capitalization than in the United States or more developed countries. Consequently, securities of foreign issuers may be less liquid and more volatile than those of comparable

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domestic issuers. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Brokerage. Brokerage commissions and other transaction costs on foreign securities exchanges may be higher than in the United States.

Taxes. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by U.S. companies. It is expected that the Funds’ shareholders will be able to claim a credit or deduction for U.S. tax purposes for any such foreign taxes, although there can be no assurance that they will be able to do so. See “TAXES.”

Political/Economy. Political and economic developments may present risks. A foreign jurisdiction might impose or change withholding taxes on income payable in connection with foreign securities. There are risks of seizure, nationalization or expropriation of a foreign issuer or foreign deposits, and adoption of foreign governmental restrictions such as exchange controls. Many emerging or developing countries have less stable political and economic environments than some more developed countries, and may face external stresses (including war) as well as internal ones (including hyperinflation, currency depreciation, limited resource self-sufficiency and balance of payments issues and associated social unrest). It may be more difficult to obtain a judgment in a court outside the United States.

Currency Exchange. Securities of foreign issuers are frequently denominated in foreign currencies, and a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. The exchange rates between the U.S. dollar and the currencies of emerging markets countries may be volatile, and changes in currency rates and exchange control regulations may affect (favorably or unfavorably) the value of a Fund’s assets in U.S. dollars. A Fund may incur costs in converting between currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Repatriation Restrictions. Foreign governments may delay or restrict repatriation of a Fund’s investment income or other assets. If, for any reason, a Fund were unable, through borrowing or otherwise, to meet the distribution requirements imposed by the Code, the Fund would cease to qualify for the favorable tax treatment afforded regulated investment companies. See “TAXES”.

Investing in Smaller Capitalization Stocks

The Adviser believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates that exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may experience a greater chance of loss than securities of larger capitalization companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

Investing in Lower-Rated Debt Securities

Each Fund may invest in lower-rated or unrated debt securities. Debt considered below investment grade may be referred to as “junk bonds” or “high risk” securities. The emerging country debt securities in which a Fund may invest are subject to significant risk and will not be required to meet any minimum rating standard or equivalent. Debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the issuer’s creditworthiness and general market liquidity (market risk). Lower-rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in general levels of interest rates. The market values of debt securities tend to vary inversely with interest rate levels. Yields and market values of lower-rated and unrated debt will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. The Adviser will consider credit risk and market risk in making debt security investment decisions for each Fund. Investors should carefully consider the relative risks of investing in a Fund that purchases lower-rated and unrated debt securities, and should understand that such securities are not generally meant for short-term investing.

Trading markets for debt securities of issuers located in emerging countries may be limited. Adverse economic developments may disrupt the market for lower-rated and unrated debt securities and for emerging country debt securities. Such disruptions may severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon

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maturity. In addition, the secondary market for lower-rated and unrated debt securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s net asset value.

Foreign Custodians and Securities Depositories

Rules adopted under the 1940 Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks (“foreign custodians”). Pursuant to these rules, each Fund’s assets invested in foreign countries may be held by foreign custodians that are approved by the Fund’s Board of Trustees or Foreign Custody Manager. A number of factors will be considered in selecting foreign custodians, including but not limited to the reliability and financial stability of the institution, the ability of the institution to capably perform custodial services for the Fund, the reputation of the institution in its national market, the political and economic stability of the countries in which the foreign custodian is located and the risks of potential nationalization or expropriation of Fund assets. Banks that are eligible foreign custodians may be recently organized or otherwise lack extensive operating experience. Certain banks in foreign countries may not be eligible foreign custodians for the Funds, which may preclude a Fund from purchasing securities in which it would otherwise invest. With respect to assets held in eligible securities depositories, the Foreign Custody Manager has a duty to provide an analysis to the Fund of the risks associated with maintaining the Fund’s assets with each securities depository, to continually monitor those risks, and to notify the Fund’s Board of any material changes.

INVESTME NT RESTRICTIONS

The following are fundamental investment limitations of each Fund. These fundamental limitations may not be changed without shareholder approval.

In accordance with these limitations, each Fund will not:

1.	Invest in real estate or mortgages on real estate (although a Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts, as described herein).

2.	Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, as to 75% of the Fund’s total assets (i) more than 5% of the Fund’s total assets would then be invested in securities of any single issuer, or (ii) the Fund would then own more than 10% of the voting securities of any single issuer.

3.	Act as an underwriter, issue senior securities except as set forth in investment restrictions 5 and 6 below, or purchase on margin, except that a Fund may make margin payments in connection with futures, options and currency transactions.

4.	Loan money, except that a Fund may (i) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

5.	Borrow money, except that a Fund may engage in dollar roll transactions and reverse repurchase agreements, and may borrow money from banks in an amount not exceeding one-third of the value of its total assets (including the amount borrowed).

6.	Mortgage, pledge or hypothecate its assets (except as may be necessary in connection with permitted borrowings); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on future contracts.

7.	Invest 25% or more of its total assets in a single industry. For purposes of this restriction, a foreign government is deemed to be an “industry” with respect to securities issued by it.

If a Fund receives, from an issuer of securities held by the Fund, subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment Restrictions 2 or 7 above, it will not constitute a violation if, prior to the receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

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Additional Restrictions

Each Fund has adopted the following additional restrictions which are not fundamental and which may be changed without Shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, each Fund may not:

1.	Purchase or retain securities of any company in which Trustees or officers of the Trust or of the Adviser, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

2.	Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

3.	Invest more than 5% of its net assets in warrants whether or not listed on the New York or American Stock Exchanges, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

4.	Purchase or sell real estate limited partnership interests.

5.	Purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs).

6.	Invest for the purpose of exercising control over management of any company.

7.	Invest more than 15% of the Fund’s net assets in securities that are not readily marketable (including repurchase agreements maturing in more than seven days and OTC options purchased by the Fund). Rule 144A securities determined by the Board of Trustees to be liquid are not subject to this limitation.

8.	Invest more than 15% of the Fund’s net assets in securities of issuers identified on the most current Tobacco Company List prepared by the Public Employee Retirement Administration Commission of the Commonwealth of Massachusetts as a company that derives more than 15% of their revenue from the sale of tobacco products.

With the exceptions of the percentage limitations on securities lending, borrowing and investments in illiquid securities, whenever any investment policy or investment restriction states a maximum percentage of a Fund’s assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of that Fund’s acquisition of such security or property. With respect to securities lending, borrowing and investments in illiquid securities, the percentage limits apply on a daily basis. The value of a Fund’s assets is calculated as described herein under the heading “NET ASSET VALUE.”

TRUSTEES AND OFFICERS OF THE TRUST

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business. The trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

The table below provides certain information regarding the trustees and officers of the Trust. For purposes of this table and for purposes of this SAI, the term “Independent Trustee” means those trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For purposes of this SAI, the term “Interested Trustee” means those trustees who are “interested persons,” as defined in the 1940 Act, of the relevant trust. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

The following table provides information about the members of the Board of Trustees of the Trust, including information about their principal occupations during the past five years, information about other directorships held at public companies, and a summary of the experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as such. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee Since 2007 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; government experience (including as Assistant Secretary of Defense under President Clinton); academic experience

Edward A. Benjamin (1938)	Trustee Since 2007 Chairman of the Contract Review and Governance Committee	Retired	40 Formerly, Director, Precision Optics Corporation (optics manufacturer)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; significant experience providing legal counsel to boards, funds, advisers and other financial institutions (former partner at Ropes & Gray LLP)

Daniel M. Cain (1945)	Trustee Since 2007 Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	40 Director, Sheridan Healthcare Inc. (physician practice management)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; experience in the financial industry, including roles as chairman and former chief executive officer of an investment banking firm

Kenneth A. Drucker (1945)	Trustee Since 2008 Audit Committee Member	Formerly, Vice President and Treasurer, Sequa Corp. (aerospace, automotive and metal manufacturing)	40 Formerly, Director, M Fund, Inc. (investment company); Director, Gateway Trust (investment company)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience including as treasurer of a corporation

Wendell J. Knox (1948)[1]	Trustee Since 2009 Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	40 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience including roles as president and chief executive officer of a consulting company

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since September 2007 Trustee since 2007 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, AES Corporation (international power company); Formerly, Director, Rohm and Haas Company (specialty chemicals)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience at a management consulting company

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Erik R. Sirri (1958) [2]	Trustee Since 2009 Contract Review and Governance Committee Member	Professor of Finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	40 None	Experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience and training as an economist

Peter J. Smail (1952) [2]	Trustee Since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	40 None	Mutual fund industry and executive experience, including roles as president and chief executive officer for an investment adviser

Cynthia L. Walker (1956)	Trustee Since 2007 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	40 None	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience in a variety of academic organizations, including roles as dean for finance and administration
INTERESTED TRUSTEES

Robert J. Blanding[3] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2007	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	40 None	Significant experience on Board of Trustees of the Trusts; continuing service as president, chairman, and chief executive officer of Loomis, Sayles & Company, L.P.

John T. Hailer[4] (1960)	Trustee Since 2007	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	40 None	Significant experience on Board of Trustees of the Trusts; continuing experience as Chief Executive Officer of Natixis Global Asset Management, L.P.

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72; however, the Trustees have designated 2010 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2010 will not be required to retire until the end of calendar year 2011. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors, or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.
***	The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
[1]	Mr. Knox was appointed as a Trustee effective July 1, 2009.

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[2]	Mr. Sirri and Mr. Smail were appointed as Trustees effective December 1, 2009
[3]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[4]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

Officers of the Trusts
Name and Year of Birth	Position(s) Held With the Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2007	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

David Giunta (1965)	President and Chief Executive Officer	Since March 2008

President and Chief Executive Officer, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Distribution Corporation; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since September 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since September 2007	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Ronald Holt (1968)	Executive Vice President	Since September 2007	President and Chief Executive Officer, January 2007 to present, and Managing Director of Research, 2003 to 2007, Hansberger Global Investors, Inc.

*	Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current By-Laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, the Loomis Funds Trusts and the Trust. Mr. Holt is not an officer of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, Natixis Advisors, Loomis, Sayles & Company, L.P. or Hansberger Global Investors, Inc. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Leadership and Structure of the Board

The Board of Trustees is led by the Chairperson of the Board, who is an Independent Trustee. The Board of Trustees currently consists of eleven Trustees, nine of whom are Independent Trustees. The Trustees have delegated significant oversight authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee, both of which consist solely of Independent Trustees. These committees meet separately and at times jointly, with the joint meetings intended to educate and involve all Independent Trustees in significant committee-level topics. As well as handling matters directly, the committees raise matters to the Board of Trustees for consideration. In addition to the oversight performed by the committees and the Board of Trustees, the Chairperson of the Board and the chairpersons of each committee interact frequently with management regarding topics to be considered at Board and committee meetings as well as items arising between meetings. At least once a year the Board of Trustees reviews its governance structure. The Board of Trustees believes its leadership structure is appropriate and effective in that it allows for oversight at the committee or board level, as the case may be, while facilitating communications among the Trustees and between the Board and Fund management.

The Contract Review and Governance Committee of each Trust considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and each Trust, and governance matters relating to each Trust.

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During the fiscal year ended December 31, 2009, this committee held five meetings. The Contract Review and Governance Committee also makes nominations for independent trustee membership on each Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications.

The Contract Review and Governance Committee has not established specific, minimum qualifications that must be met by an individual to be recommended for nomination as an Independent Trustee. When identifying an individual to potentially fill a vacancy on the Fund’s Board, the Contract Review and Governance Committee may seek referrals from a variety of sources, including current Trustees, management of the Funds, Funds counsel, and counsel to the Trustees, as well as shareholders of the Funds in accordance with the procedures described above. In evaluating candidates for a position on the Board, the Contract Review and Governance Committee may consider a variety of factors, including (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of a financial services company or a public company; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions.

The Audit Committee of the Trusts consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts’ audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC regulations as well as operational issues relating to the transfer agent, administrator, sub-administrator and custodian. In addition, the Audit Committee implements procedures for receipt, retention and treatment of complaints received by the Fund regarding its accounting, internal accounting controls and the confidential, anonymous submission by officers of the Fund or employees of certain service providers of concerns related to such matters. During the fiscal year ended December 31, 2009, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain - Chairman	Edward A. Benjamin - Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri Peter J. Smail

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Board’s Role in Risk Oversight of the Funds

The Board’s role is one of oversight of the practices and processes of the Funds and their service providers, rather than active management of the Trusts, including in matters relating to risk management. The Board seeks to understand the key risks facing the Funds, including those involving conflicts of interest; how Fund management identifies and monitors these risks on an ongoing basis; how Fund management develops and implements controls to mitigate these risks; and how Fund management tests the effectiveness of those controls.

Periodically, Fund officers provide the full Board with an overview of the enterprise risk assessment program in place at Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P., which serve as the administrator of and principal underwriter to the Funds,

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respectively. Fund officers on a quarterly and annual basis also provide the Board (or one of its standing committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, Fund and internal audit results, and insurance and fidelity bond coverage, along with a discussion of the risks and controls associated with these matters, and periodically make presentations to management on risk issues and industry best practices. Fund service providers, including advisers, sub-advisers, transfer agents and the custodian, periodically provide Fund management and/or the Board with information about their risk assessment programs and/or the risks arising out of their activities. The scope and frequency of these reports vary. Fund officers also communicate with the Trustees between meetings regarding material exceptions and other items germane to the Board’s risk oversight function.

Pursuant to Rule 38a-1 under the Investment Company Act of 1940, the Board has appointed a Chief Compliance Officer (“CCO”) who is responsible for administering the Funds’ compliance program, including monitoring and enforcing compliance by the Funds and their service providers with the federal securities laws. The CCO has an active role in daily Fund operations and maintains a working relationship with all relevant advisory, compliance, operations and administration personnel for the Funds’ service providers. On at least a quarterly basis, the CCO reports to the Independent Trustees on significant compliance program developments, including material compliance matters, and on an annual basis, the CCO provides the full Board with a written report that summarizes his review and assessment of the adequacy of the compliance programs of the Funds and their service providers. The CCO also periodically communicates with the Audit Committee members between its scheduled meetings.

Fund Securities Owned by the Trustees

As of December 31, 2009, the trustees had the following ownership in the Funds:

Independent Trustees

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**	Edward A. Benjamin**	Daniel M. Cain**	Kenneth A. Drucker	Wendell J. Knox**/***	Sandra O. Moose**	Erik R. Sirri****	Peter J. Smail**/****	Cynthia L. Walker
All Countries Fund®	A	A	A	A	A	A	A	A	A
International Core Fund	A	A	A	A	A	A	A	A	A
Emerging Markets Fund	A	A	A	A	A	A	A	A	A
International Growth Fund	A	A	A	A	A	A	A	A	A
International Value Fund	A	A	A	A	A	A	A	A	A
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E	E	E	E	D	E	B	A	E

*A.	None
B.	$1 - 10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over $100,000
**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Knox was appointed as a trustee effective July 1, 2009.
****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

Interested Trustees

Dollar Range of Fund Shares*	Robert J. Blanding	John T. Hailer
All Countries Fund®	A	A
International Core Fund	A	A
Emerging Markets Fund	A	A
International Growth Fund	A	A
International Value Fund	A	A
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E	E

*A.	None
B.	$1 - 10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over $100,000

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Trustee Fees

The Trust pays no compensation to its officers or to their trustees who are Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments received a one-time fee of $10,000. The ad hoc Committee on Alternative Investments (Messrs. Benjamin, Cain and Drucker) is not a standing committee. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trust and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended December 31, 2009, the trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to trustees by trusts in the Natixis Fund Trusts and Loomis Funds Trusts.

	Aggregate Compensation from the Trust¹	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex²
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$6,626	$0	$0	$115,000
Charles D. Baker†	$7,612	$0	$0	$121,575
Edward A. Benjamin	$8,530	$0	$0	$145,000
Daniel M. Cain	$8,325	$0	$0	$145,000
Kenneth A. Drucker	$7,539	$0	$0	$131,250
Wendell J. Knox††	$3,664	$0	$0	$65,000
Jonathan P. Mason†††	$3,987	$0	$0	$67,500
Sandra O. Moose	$3,232	$0	$0	$200,000
Erik R. Sirri††††	$265	$0	$0	$5,521
Peter J. Smail††††	$265	$0	$0	$5,521
Cynthia L. Walker	$7,040	$0	$0	$124,375
INTERESTED TRUSTEES
John T. Hailer	$0	$0	$0	$0
Robert J. Blanding	$0	$0	$0	$0

¹	Amounts include payments deferred by trustees for the fiscal year ended December 31, 2009, with respect to the Trust. The total amount of deferred compensation accrued for the Trust as of December 31, 2009 for the trustees is as follows: Allison ($42,033), Baker ($7,747), Benjamin ($16,708), Cain ($20,908), Knox ($1,464), Mason ($3,390), Sirri ($108) and Walker ($10,094).
²	Total Compensation represents amounts paid during the fiscal year ended December 31, 2009 to a trustee for serving on the Board of Trustees of nine (9) trusts with a total of thirty-nine (39) funds as of December 31, 2009. The total compensation includes amounts received from the Harris Focused Value Fund, the sole series of Natixis Funds Trust III, which was liquidated on April 17, 2009.
†	Mr. Baker served as a trustee until his resignation on December 4, 2009.
††	Mr. Knox was appointed as trustee effective July 1, 2009.
†††	Mr. Mason served as a trustee until his resignation on June 30, 2009.
††††	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

The Trust, Natixis Funds Trusts and Loomis Funds Trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a fund or funds selected by the trustee on the normal payment date for such fees.

As of April 1, 2010, the officers and trustees of the Trust collectively owned less than 1% of the then-outstanding shares of the Funds and the Trust.

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OWNERSHIP OF FUND SHARES

As of April 1, 2010, to the Trust’s knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*

Name and Address of Shareholder	Fund and Class	Percent of Shares Outstanding
Charles Schwab & Co., Inc. Special Custody FBO Customers San Francisco, CA 94104-4151	Emerging Markets Fund – Advisor Class	79.98%

Edward Schrader & Dania Schrader JTWROS Plantation, FL 33317-7636	Emerging Markets Fund – Advisor Class	8.82%

Our Lady of Grace Catholic Church Lubbock, TX 79415-1623	Emerging Markets Fund – Advisor Class	7.34%

Tobias White & Co. Flint, MI 48502-1649[1]	Emerging Markets Fund – Institutional Class	67.26%

General Employees Ret. System City of Ft Lauderdale Ft Lauderdale, FL 33302-4250	Emerging Markets Fund – Institutional Class	13.73%

A. Michael Lipper Summit, NJ 07901-2808	Emerging Markets Fund – Institutional Class	9.22%

Charles Schwab & Co., Inc. Special Custody FBO Customers San Francisco, CA 94104-4151	International Core Fund – Advisor Class	95.75%

Southern California Pipe Trades Retirement Fund Los Angeles, CA 90020-1738[2]	International Core Fund – Institutional Class	31.35%

Patterson & Co. FBO City of Hollywood, FL Charlotte, NC 28262-8522	International Core Fund – Institutional Class	17.58%

National City Bank FBO Archdiocese of Louisville Cleveland, OH 44101-4984	International Core Fund – Institutional Class	16.23%

Freddie Mac Foundation, Inc. McLean, VA 22102-3112	International Core Fund – Institutional Class	15.49%

NFS LLC FEBO US Bank National Association Milwaukee, WI 53212-3958	International Core Fund – Institutional Class	8.07%

Charles Schwab & Co., Inc. Special Custody FBO Customers San Francisco, CA 94104-4151	International Growth Fund – Advisor Class	9.15%

The Sealy & Smith Foundation Galveston, TX 77550-1532	International Growth Fund – Institutional Class	9.16%

Mac & Co. Mutual Fund Operations Pittsburgh, PA 15230-3198	International Growth Fund – Institutional Class	8.35%

The Heinz Endowments Pittsburgh, PA 15222-3110	International Growth Fund – Institutional Class	6.27%

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Name and Address of Shareholder	Fund and Class	Percent of Shares Outstanding
SEI Private Trust c/o Mellon Bank Oaks, PA 19456-9989	International Growth Fund – Institutional Class	6.24%

Memorial Sloan-Kettering Cancer Center New York, MY 10017-6706	International Growth Fund – Institutional Class	5.3%

D A Davidson & Co. Inc. FBO D A Davidson & Co. Inc. Great Falls, MT 59403-5015[3]	International Value Fund – Advisor Class	40.65%

LPL Financial FBO Customer Accounts San Diego, CA 92150-9046	International Value Fund – Advisor Class	29.05%

Irving S. Gilmore Foundation Kalamazoo, MI 49007-3915	International Value Fund – Institutional Class	55.51%

Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	International Value Fund – Institutional Class	15.02%

Bank of America NA Custodian EMZF Custody Bond Account Dallas, TX 75283-1575	International Value Fund – Institutional Class	9.53%

Saxon & Co. Philadelphia, PA 19182-0001	International Value Fund – Institutional Class	7.12%

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” the Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.
[1]

As of April 1, 2010, Tobias White & Co., Flint, MI 48502-1649, owned 66.63% of Emerging Markets Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Tobias White & Co.

[2]

As of April 1, 2010, Southern California Pipe Trades Retirement Fund, Los Angeles, CA 90020-1738, owned 29.88% of International Core Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Southern California Pipe Trades Retirement Fund.

[3]

As of April 1, 2010, D A Davidson & Co. Inc., FBO D A Davidson & Co. Inc., Great Falls, MT 59403-5015, owned 31.78% of International Value Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than D A Davidson & Co. Inc.

INVESTMENT ADVISER

Hansberger Global Investors, Inc., a Delaware corporation, is the investment adviser to each Fund. The Adviser is a wholly owned subsidiary of Hansberger Group, Inc. (“Group Inc.”), which is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”). A brief description of the investment advisory agreement is set forth in the Prospectus in the section “The Investment Adviser.”

The Advisory Agreement between the Trust, on behalf of each of its series, and the Adviser (the “Advisory Agreement”) provides that it will continue in effect only if such continuance is approved annually by either the Board of Trustees or by vote of a majority of each Fund’s outstanding voting securities (as defined in the 1940 Act), and, in either case, by the vote of a majority of the Trust’s trustees, who are neither parties to the Advisory Agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days’ written notice by the Board of Trustees, by vote of a majority of each Fund’s outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment. For more complete information relating to the factors considered by the Board of Trustees in approving the Advisory Agreement, please see the Trust’s semi-annual report for the period ended June 30, 2009.

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The Adviser is responsible for investment decisions and supplies investment research and portfolio management. At its expense, the Adviser or its affiliates provide office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds. The Adviser places all orders for the purchase and sale of each Fund’s portfolio securities at that Fund’s expense.

Except for expenses assumed by the Adviser as set forth above, each Fund is responsible for all of its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase or redemption of shares; expenses of registering or qualifying shares for sale; expenses for printing and distribution costs of Prospectuses and Statements of Additional Information mailed to existing shareholders; and charges of custodians, transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, clerical services related to record keeping and shareholder relations, and fees for trustees who are not “interested persons” of the Adviser or the Trust.

As compensation for its services, each Fund pays to the Adviser a fee as described below:

Fund	Percentage of Daily Net Assets
All Countries Fund®, International Value Fund, International Growth Fund, International Core Fund	0.75%
Emerging Markets Fund	1.00%

The Adviser has given a binding contractual undertaking to the Funds to reduce its management fee (and, to the extent necessary, bear other expenses of the Funds) to the extent that total expenses of each share class of the Funds, exclusive of Acquired Fund Fees and Expenses, brokerage, interest, taxes, deferred organizational and extraordinary expenses, such as litigation and indemnification expenses, would exceed the following annual total expense cap rates:

Fund	Total Expense Cap
All Countries Fund® and International Growth Fund	1.00% for Institutional Class shares 1.15% for Advisor Class shares
Emerging Markets Fund	1.50% for Institutional Class shares 1.65% for Advisor Class shares
International Core Fund	1.25% for Institutional Class shares 1.40% for Advisor Class shares
International Value Fund	1.10% for Institutional Class shares 1.25% for Advisor Class shares

The undertaking will remain in effect for each Fund until April 30, 2011 and may only be modified by a majority vote of the “non-interested” trustees of the Funds. There is no guarantee that the undertaking will be continued beyond that date.

The following chart shows the total advisory fees paid by the Trust for the last three fiscal years*:

Fund	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2009
International Value Fund Contractual Reduction of Management Fees Voluntary Reduction of Management Fees Net Management Fees	$2,283,606 — — 2,283,606	$1,526,701 — — 1,526,701	$1,141,923 — — 1,141,923
Emerging Markets Fund Contractual Reduction of Management Fees Voluntary Reduction of Management Fees Net Management Fees	2,867,614 122,108 — 2,745,506	1,305,422 130,218 — 1,175,204	444,604 151,766 — 292,838
International Growth Fund Contractual Reduction of Management Fees Voluntary Reduction of Management Fees Net Management Fees	5,856,062 — 100,567 5,755,495	6,233,651 — 132,209 6,101,442	4,145,473 — — 4,145,473

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Fund	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2009
International Core Fund Contractual Reduction of Management Fees Voluntary Reduction of Management Fees Net Management Fees	$511,016 65,284 — 445,732	$540,043 87,672 — 452,371	$418,021 64,383 — 353,638

*	The All Countries Fund® had not yet commenced operations as of December 31, 2009 and advisory fees were therefore not paid.

In addition to the reduction of management fees, the following chart shows the expenses of the Funds that have been reimbursed by the Adviser for the last three fiscal years:

Fund	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2009
International Value Fund	$50,140	$21,747	$14,747
Emerging Markets Fund	42,273	5,996	1,843
International Growth Fund	12,804	—	—
International Core Fund	32,020	2,041	1,164

Under the undertaking, the Adviser shall be permitted to recover management fees that it has reduced, and expenses it has borne, if any, subsequent to the effective date of the undertaking (whether through reduction of its management fee or otherwise) in later periods to the extent that a Fund’s expenses fall below the annual rates set forth above, provided, however, that a Fund is not obligated to pay any such reduced fees/expenses more than one year after the end of the fiscal year in which the fee was reduced.

Pursuant to the terms of the undertaking, listed below are the expenses/fees that have been recovered in the past three years:

Fund	Fiscal Year Ended December 31, 2007		Fiscal Year Ended December 31, 2008		Fiscal Year Ended December 31, 2009
International Value Fund Institutional Class Advisor Class	$	— —	$	— —	$	— —
Emerging Markets Fund Institutional Class Advisor Class		— —		— —		— —
International Growth Fund Institutional Class Advisor Class		— —		— 3,278		— —
International Core Fund Institutional Class Advisor Class		— —		— —		— 257

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PORTFOLIO MANAGEMENT TEAMS

General Disclosure

This section includes information about each member of the portfolio management team (each a “Portfolio Manager”), including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

As of December 31, 2009, a Portfolio Manager’s compensation generally consists of base salary, bonus and the Adviser’s equity compensation program. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all Adviser employees.

In the case of Portfolio Managers responsible for managing multiple Adviser funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts.

Portfolio Manager Compensation Disclosure

HGI recognizes the need to maintain a competitive compensation program to attract, retain and motivate investment professionals of the highest caliber. At the same time, HGI seeks to reward performance in a manner which aligns the interests of its investment professionals with those of the company and its clients. As of January 1, 2010, an HGI investment professional’s compensation package generally consists of a competitive base salary, participation in HGI’s incentive bonus programs, and a competitive retirement package. HGI evaluates competitive market compensation by annually reviewing compensation survey results of investment industry compensation. Each investment professional’s compensation consists of the following elements:

•

Base Salary. Each portfolio manager is paid a base salary which is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by HGI’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount which may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

•

Discretionary Cash Bonus Plan. HGI’s portfolio managers have the opportunity to participate in a bonus pool linked to the direct profits of their respective investment teams. A portfolio manager’s allocation in the pool is determined through a subjective process that evaluates numerous qualitative and quantitative factors including, but not limited to, pre-tax performance of the fund and other funds managed relative to expectations for how those funds should have performed as compared to the fund’s benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund’s portfolio. Additional factors include the portfolio manager’s contributions to the investment management functions within HGI, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of the total bonus pool. The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfies the aforementioned objectives .The bonus pools from which a portfolio manager is paid are calculated as a percentage of each investment team’s direct profits.

•

Deferred Bonus Plan. Many senior portfolio managers have an additional opportunity to participate in an annual bonus pool linked to the overall profitability of HGI. Payments from this pool are deferred, and invested into an HGI managed product for a specified period of time Payments from this pool are deferred, and reinvested into an HGI managed product for a specified period of time. This plan is designed to further align the interests of our senior portfolio managers with the long term interests of both our clients and the company. Participation in the Deferred Bonus Plan is discretionary, and is determined by the Compensation Committee of the Board of Directors of Hansberger Group, Inc.

•

Retirement Savings. All eligible employees qualify for participation in HGI’s 401k(k) Match, and Retirement Savings Plan, by which retirement account contributions are made to each employee on behalf of the company. These contribution are expressed as a percentage of employees’ base salaries

27

Fund Shares Owned by Portfolio Managers

The following table shows the dollar amount range of each Portfolio Manager’s “beneficial ownership” of shares of each Fund as of December 31, 2009. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”).

Portfolio Manager (Hansberger International Series (“HIS”) Funds)	International Value Fund	Emerging Markets Fund	International Growth Fund	International Core Fund
Lauretta A. Reeves (International Value Fund, All Countries Fund and International Core Fund)	$100,001 -$500,000	$0	$0	$0
Ronald W. Holt (All Countries Fund, International Value Fund and International Core Fund)	$10,001 - $50,000	$1 -$10,000	$0	$0
Aureole L. Foong (Emerging Markets Fund)	$0	$0	$0	$0
Francisco Alzuru (Emerging Markets Fund)	$0	$0	$0	$0
Victoria Gretsky (Emerging Markets Fund)	$0	$0	$0	$0
Stephen Ho (International Value Fund and International Core Fund)	$0	$0	$0	$0
Thomas Tibbles (International Growth Fund and International Core Fund)	$0	$0	$0	$0
Barry Lockhart (International Growth Fund and International Core Fund)	$0	$0	$0	$0
Trevor Graham (International Growth Fund and International Core Fund)	$0	$0	$0	$0
Patrick Tan (International Growth Fund and International Core Fund)	$0	$0	$0	$0

Other Managed Accounts

As of December 31, 2009 many of the Portfolio Managers of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each Portfolio Manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Francisco Alzuru (Team Leader-Emerging Markets Fund)	1	$6.2 million	0	$0	1	$44 million	0	$0	7	$1.2 million	0	$0
Aureole L.W. Foong (Back-up Team Member-Emerging Markets Fund)	2	$1.2 billion	1	$1.2 billion	1	$44 million	0	$0	0	$0	0	$0

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	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Trevor Graham (Back-up Team Member-International Growth Fund and International Core Fund)	5	$761.4 million	0	$0	4	$1.5 billion	0	$0	32	$2 billion	1	$209.9 million
Victoria Gretsky (Back-up Team Member-Emerging Markets Fund)	1	$6.2 million	0	$0	1	$44 million	0	$0	2	$197 K	0	$0
Stephen Ho (Back-up Team Member-International Value Fund and International Core Fund)	1	$100.1 million	0	$0	0	$0	0	$0	2	$31 K	0	$0
Ronald W. Holt (Team Leader-All Countries Fund®, Back-up Team Member-International Value Fund and International Core Fund)	1	$1.2 billion	1	$1.2 billion	1	$27.8 million	0	$0	11	$375.5 million	0	$0
Barry A. Lockhart (Back-up Team Member-International Growth Fund and International Core Fund)	5	$761.4 million	0	$0	4	$1.5 billion	0	$0	30	$2 billion	1	$209.9 million
Lauretta Reeves (Team Leader-International Value Fund, Back-up Team Member-All Countries Fund®, Co-Leader-International Core Fund)	1	$100.1 million	0	$0	0	$0	0	$0	6	$187.2 million	0	$0
Patrick Tan (Back-up Team Member-International Growth Fund and International Core Fund)	5	$761.4 million	0	$0	4	$1.5 billion	0	$0	28	$2 billion	1	$209.9 million
Thomas R.H. Tibbles (Team Leader-International Growth Fund and Co-Leader-International Core Fund)	5	$761.4 million	0	$0	4	$1.5 billion	0	$0	33	$2 billion	1	$209.9 million

Notes: The Hansberger Global Investors, Inc. Growth Team consists of: Thomas Tibbles, Barry Lockhart, Trevor Graham and Patrick Tan.

The All Countries Fund® is currently not an active fund in the Trust.

In terms of accounts for which Hansberger Global Investors, Inc. charges a performance fee, as of December 31, 2009, it had 2 accounts for which performance fees were provided. Total assets represented by the 2 accounts were approximately $1.4 billion, of which approximately $1.2 billion was managed for a U.S. regulated investment company and approximately $200 million was managed for a separate account. On the U.S. registered investment company, the portfolio management team primarily responsible for the portfolio consists of Ron Holt and Aureole Foong. The remaining separate managed account of $200 million is managed by Thomas Tibbles, Barry Lockhart, Trevor Graham and Patrick Tan.

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Conflicts of Interest Relating to Portfolio Management. The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Conflicts of interest also may arise through the use of “soft dollar arrangements,” which are discussed in the section “Fund Transactions and Brokerage.”

Conflicts of Interest Relating to the International Growth Fund. The Adviser serves as the sub-adviser to the ING International Capital Appreciation Fund, a registered fund that is a series of the ING Funds. The ING International Capital Appreciation Fund and the International Growth Fund have the same international growth investment mandate. The Adviser has undertaken to market the Institutional share class of the International Growth Fund to institutional investors and other platforms where available. However, it is currently contemplated that there will be a greater marketing emphasis on retail platforms for the ING International Capital Appreciation Fund. The emphasis on marketing the ING International Capital Appreciation Fund to retail investors may keep the International Growth Fund from realizing certain economies of scale as soon as it could have if the International Growth Fund had been similarly marketed to retail investors.

FUND TRANSACTIONS AND BROKERAGE

Subject to the policies established by the Board of Trustees, the Adviser is responsible for decisions to buy and sell securities for each Fund and for the placement of a Fund’s investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that better price and execution can be obtained using a broker. In determining the abilities of a broker or dealer to obtain best execution, the Adviser considers relevant factors, including the ability and willingness of the broker or dealer to facilitate the Fund’s portfolio transaction by participating therein for its own account; speed, efficiency and confidentiality; familiarity with the market for a particular security; and the reputation and perceived soundness of the broker. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Adviser considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In carrying out the provisions of the Advisory Agreement, the Adviser may cause a Fund to pay, to a broker that provides brokerage and research services to the Adviser, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Adviser believes it is important to its investment decision-making process to have access to independent research. The Adviser will not knowingly cause the Funds to pay such higher commissions unless the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the accounts as to which it exercises investment discretion. The investment advisory fees paid by each Fund under its Advisory Agreement are not reduced as a result of the Adviser’s receipt of research services.

Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. Such research services are primarily in the form of written reports, computer generated services, attendance at industry conferences, and telephone contacts and personal meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives.

From time to time, the Adviser may purchase securities for a Fund in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Funds and other advisory clients, provide the Adviser

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with research. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than the rate available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Twice a year, the Adviser, through a review process by its securities analysts, will consider the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the results of the Adviser’s review process, as well as suggested allocations, depending upon the Adviser’s evaluation of all applicable considerations, including but not limited to, the Adviser’s best execution undertaking.

The Adviser may direct the purchase of securities on behalf of each Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter or in privately negotiated transactions with an issuer. When the Adviser believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

The Adviser is responsible for selecting brokers in connection with foreign securities transactions. The commissions paid in connection with most foreign stock transactions may be higher than commissions on U.S. stock transactions. Foreign stock exchanges and brokers may be subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

The Adviser places portfolio transactions for other advisory accounts, including other mutual funds managed by the Adviser. Research services furnished by firms through which each Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with each Fund. In the opinion of the Adviser, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by the Adviser. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to each Fund will not be disproportionate to the benefits received by it on a continuing basis.

If purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the Fund and such other clients pursuant to guidelines deemed fair and reasonable by the Adviser. Generally, under those guidelines, the Funds and other participating clients will be allocated securities on a prorated basis.

For the fiscal year ended December 31, 2009, the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund paid brokerage commissions of $256,155, $148,748, $760,992 and $77,294, respectively. For the fiscal year ended December 31, 2008, the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund paid brokerage commissions of $327,018, $561,731, $1,309,373 and $126,939, respectively. For the fiscal year ended December 31, 2007, the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund paid brokerage commissions of $471,449, $998,492, $1,025,489 and $96,760, respectively. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year. As the All Countries Fund® had not yet commenced operations as of December 31, 2009, brokerage commissions were therefore not paid. For the fiscal years ended December 31. 2009, December 31, 2008 and December 31, 2007, there were no affiliated brokerage commissions paid by the Trust.

The table below contains the aggregate value of securities of each Fund’s regular broker-dealers* (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended December 31, 2009.

Fund	Regular Broker-Dealer	Aggregate Value of Securities of each Regular Broker or Dealer (or its Parent) held by Fund
International Value Fund
	BNP Paribas Securities	$1,694,075
	Credit Suisse Securities (USA) LLC	$1,366,102
	Nomura Securities Inc.	$957,100
International Growth Fund
	BNP Paribas Securities	$11,047,578
	Credit Suisse Securities (USA) LLC	$7,695,155

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Fund	Regular Broker-Dealer	Aggregate Value of Securities of each Regular Broker or Dealer (or its Parent) held by Fund
International Core Fund
	BNP Paribas Securities	$998,456
	Credit Suisse Securities (USA) LLC	$756,496
	Nomura Securities Inc.	$288,543

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the ten brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

It is anticipated that the annual portfolio turnover rate of each Fund will not exceed 100% under normal circumstances. For the fiscal year ended December 31, 2009, the portfolio turnover rates were approximately 45%, 57%, 50% and 45% for the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund, respectively. For the fiscal year ended December 31, 2008, the portfolio turnover rates were approximately 69%, 65%, 69% and 62% for the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund, respectively. For the fiscal year ended December 31, 2007, the portfolio turnover rates were approximately 47%, 59%, 52% and 63% for the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund, respectively. The All Countries Fund® had not yet commenced operations as of December 31, 2009.

PAYMENTS TO THIRD PARTIES

General

The Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing (“recordkeeping and processing-related services”). These fees are paid by the Funds in light of the fact that other costs may be avoided by the Funds where the intermediary, not the Funds’ service providers, provides shareholder services to Fund shareholders. The intermediary may impose other account or service charges directly on account holders or participants. In addition, depending on the arrangements, the Funds, the Adviser and/or Distributor or their affiliates (see discussion below) may compensate such financial intermediaries or their agents directly or indirectly for such recordkeeping and processing-related services. The services provided and related payments vary from firm to firm. The Distributor is reimbursed by the Funds for any fees paid to intermediaries by the Distributor on behalf of the Funds. Under these programs, the Trust, on behalf of the Funds and/or the Adviser or Distributor, may enter into administrative services agreements with intermediaries pursuant to which intermediaries will provide sub-transfer agency services, sub-administrative services and other services with respect to the Funds. These services may include, but are not limited to, shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting.

The Adviser and/or Distributor or their affiliates, out of their own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to the service fees paid by the Funds. These payments may be asset-based fees, sales-based fees or some combination of the two. These fees may include: (i) additional compensation with respect to the sale and/or servicing of the Advisor Class; (ii) payments based upon factors such as the length of time the assets of a dealer’s clients have been invested in the Funds and the levels of those clients’ assets; and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder recordkeeping, sub-transfer agency or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The Adviser has entered into an agreement with the Distributor, whereby the Adviser may pay the Distributor 0.075% (7.5 basis points) out of the Adviser’s own resources for marketing and sales support. The amount received by the Distributor is based upon new assets generated by the Distributor for the Institutional Class and the Advisor Class of each Fund. The actual payment rates to a financial intermediary will depend upon how the particular arrangement is structured (e.g., solely asset-based fees, solely sales-based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Fund, redemption rates and the willingness of

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the financial intermediary to provide access to its representatives for educational and marketing purposes. The payments to financial intermediaries described in this section and elsewhere in this SAI, which may be significant to the financial intermediaries, may create an incentive for a financial intermediary or its representatives to recommend or sell shares of the Funds or particular share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ inclusion on a sales list, including a preferred or select sales list, or in other sales programs. In some cases where the intermediary provides shareholder services to Fund shareholders, cash compensation may be paid to intermediaries as an expense reimbursement.

From time to time, the Funds’ service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

Conflicts of Interest Relating to the Distributor

The Adviser and the Distributor are both indirect subsidiaries of Natixis US.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of a Fund’s investment adviser or any affiliated person of a Fund or its investment adviser, on the other. Pursuant to such procedures, the Board has authorized the Adviser to authorize the release of a Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser reports periodically to the Board regarding the implementation of such policies and procedures.

Under the policy as adopted by the Board of Trustees, the Fund will disclose its complete portfolio holdings monthly, approximately 15 days after the end of each month. A complete schedule of the Fund’s portfolio holdings will be posted by the Adviser on its website www.hansberger.com, under the link entitled “Literature.” Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

The Funds’ policies and procedures provide that the Adviser may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. Such disclosure includes:

(1)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds’ portfolio holdings. Entities that receive information pursuant to this exception include FactSet (daily disclosure of full portfolio holdings, provided the next business day) and Latent Zero (periodic disclosure of full portfolio holdings for trade order management services);

(2)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting record keeping services provided to the Funds, and to RiskMetrics Group as part of the proxy voting administration and research services provided to the Fund’s adviser.

(3)	Disclosure to employees of the Funds’ adviser, principal underwriter, counsel, administrator, custodian, fund accounting agent and independent registered public accounting firm, fund counsel and independent trustee counsel, as well as to broker-dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

(4)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to (4) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI, the only entities that receive information pursuant to this exception are the tax agent in Taiwan (daily disclosure of securities trades of Taiwan based issuers, provided the next business day) for the purposes of performing

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certain duties for compliance with Taiwan’s tax laws; GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filings and other related items; Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns; and chartered accountants in India (daily disclosure of securities trades of India based issuers, provided the next business day) for the purpose of performing certain duties for compliance with the India Income Tax Act. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (3) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (4) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and their respective affiliates or recipient of the Funds’ portfolio holdings information.

Other registered investment companies that are advised or sub-advised by the Adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the Adviser have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the Adviser and some of the separate accounts managed by the Adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds. The Funds’ service providers, such as the Custodian, the Administrator and the Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund and are (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. See the “PROXY VOTING POLICY AND GUIDELINES APPENDIX” set forth in the back of this SAI.

DISTRIBUTOR

The Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under the Distribution Agreement (the “Distribution Agreement”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders. The Funds do not pay the Distributor for its services, however, the Distributor is entitled to retain any applicable sales charge and is reimbursed by the Funds for sub-transfer agent and similar fees that the Distributor pays on the Funds’ behalf. See “Payments to Third Parties.”

The Distribution Agreement may be terminated at any time on 60 days’ notice to the Distributor, without payment of any penalty, either by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Board of Trustees then in office. The Distribution Agreement may be terminated at any time on 90 days’ written notice to the Trust, without payment of any penalty.

The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of the Trust.

ADMINISTRATOR

Natixis Advisors performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 3, 2005, as amended September 17, 2007 to include the Funds and as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters. Effective October 1, 2007, State Street Bank reduced the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2007, Natixis Advisors

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had given a binding contractual undertaking to the Funds to waive the administrative fees paid by the Fund in an amount equal to the reduction in sub-administrative fees. The waiver was in effect through June 30, 2008. For the period September 17, 2007 through December 31, 2007 and the fiscal years ended December 31, 2008 and December 31, 2009, Natixis Advisors received the following fees from the Funds for administrative services:

Fund	9/17/07 through 12/31/07		Fiscal Year Ended 12/31/08		Fiscal Year Ended 12/31/09
	Fee	Fee Waived	Fee	Fee Waived	Fee
International Value Fund	$46,748	$1,947	$103,475	$3,095	$75,684
Emerging Markets Fund	$39,051	$1,614	$66,515	$2,540	$21,888
International Growth Fund	$137,823	$5,784	$421,696	$12,644	$273,636
International Core Fund	$11,404	$477	$36,511	$991	$27,674

Prior to September 17, 2007, State Street Bank and Trust Company (“State Street Bank”) served as the administrator for the Funds.

CUS TODIAN

State Street Bank serves as custodian of the assets of the Trust. State Street Bank’s principal business address is 100 Lincoln Street, Boston, Massachusetts 02111. State Street Bank delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust. In addition, the Trust, with the approval of the Board of Trustees and subject to the rules of the SEC, may have sub-custodians in those foreign countries in which it invests its assets. State Street Bank and any sub-custodians are in no way responsible for any of the investment policies or decisions of a Fund.

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank, (the “Transfer Agent”) acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares. For these services, the Funds pay BFDS a monthly per account fee by share class/CUSIP. In addition, pursuant to other service agreements, the shareholders of the Advisor Class may pay service fees to other firms that provide similar services for their own shareholder accounts.

From time to time, the Funds, directly or indirectly through arrangements with the Adviser or Transfer Agent, may pay amounts to third parties that provide recordkeeping and other administrative services relating to a Fund to persons who beneficially own interests in the Fund, such as shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents. See the section “Payments to Third Parties.”

These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, transmitting on behalf of the Fund proxy statements, annual reports, updated Prospectuses and other communications regarding the Fund and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees at a rate that is greater than the rate the Fund is currently paying the Transfer Agent for providing these services to Fund shareholders.

TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and the Funds’ investors. No attempt is made to present a detailed explanation of the federal tax treatment of the Funds or their investors, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This summary does not address all of the tax consequences that may be relevant to specific investors in the Funds in light of such investors’ particular circumstances or to investors subject to special treatment under any tax laws.

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The following general discussion of certain U.S. federal income tax consequences is based on the Code, the regulations issued thereunder and other applicable authorities all as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL, OR FOREIGN TAXES.

General

As indicated under “Taxes” in the Prospectus, each Fund intends to qualify annually for the special tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code.

In order to qualify as a RIC accorded special tax treatment under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt interest income (if any) plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the “Distribution Requirement”). Each Fund must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund’s gross income each taxable year must be derived from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (the “Income Requirement”); and (b) each Fund must diversify its holdings so that at the close of each quarter of the Fund’s taxable year (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, in securities of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or in securities of one or more QPTPs.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year plus 98% of its capital gain net income for the one-year period ending on October 31 (or December 31 if the Fund is permitted to so elect and does so elect) of that year, plus certain other amounts. Each Fund generally intends to make sufficient distributions to avoid liability for the 4% federal excise tax, although there can be no assurance that a Fund will be able to do so.

In general, for purposes of the Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from passive income sources specified in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income.

Gains from the disposition of foreign currencies, and income from transactions in options, futures, and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, currently will be treated as qualifying income for purposes of the Income Requirement. However, the Treasury Department has the authority to exclude certain foreign currency income and gains from qualifying income under future regulations.

Assuming that the Funds qualify as RICs that are accorded special tax treatment, the Funds will not be subject to U.S. federal income tax on income distributed in a timely manner to their shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for the special tax treatment accorded RICs under the Code.

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Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. Each Fund also intends to distribute annually all or substantially all of its net capital gain and to make appropriate Capital Gain Dividend (as defined below) designations. If a Fund retains any of its net capital gain, the Fund will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their pro rata share of such undistributed amount and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. A Fund may carry net capital losses forward for up to eight years and use them (as short-term capital losses) to offset capital gains realized during that period, subject to limitations in certain cases. See the most recent annual shareholder report for each Fund’s available capital loss carryovers (if any) as of the end of its most recently ended fiscal year.

Fund Distributions and Dispositions of Fund Shares

Any dividends declared by a Fund in October, November or December and paid in the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Distributions by a Fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will generally be taxable as ordinary income. For taxable years beginning before January 1, 2011 a portion of these distributions may, however, be treated as qualified dividend income eligible for the reduced maximum long-term capital gains rate to individuals of 15% (0% for individuals in certain lower tax brackets) to the extent that a Fund receives qualified dividend income and such distributions are properly designated by the Fund as being derived therefrom. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States, provided in each case that the foreign corporation is not treated as a passive foreign investment company). A dividend will not be treated as qualified dividend income at either the Fund or the shareholder level to the extent that (i) the recipient of the dividend has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of a Fund become ex-dividend with respect to such dividend (or, in the case of certain preferred stock, for more than 90 days during the 181-day period beginning 90 days before the ex-dividend date), (ii) the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the recipient elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding the excess of net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends, as defined below) will be eligible to be treated as qualified dividend income.

Distributions from net capital gain (if any) that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) are taxable to individuals as long-term capital gains without regard to the length of time the shareholder has held shares of a Fund. As noted above, long-term capital gains are currently taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends of net investment income received by corporate shareholders of a Fund generally will qualify for the 70% dividends received deduction available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as an eligible dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) otherwise by application of the Code (for example, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock – generally stock acquired with borrowed funds).

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Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that, for federal tax purposes, is treated as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital generally is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of Fund shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. However, if Fund shares on which a Capital Gain Dividend has been received (or deemed received) are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized by a shareholder will be treated as long-term capital loss to the extent of such long-term capital gain distributions received in respect of those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Transactions

Income received by a Fund may be subject to withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders to claim a credit or deduction on their income tax returns for their respective shares of qualifying foreign and U.S. possessions income taxes paid by (or withheld from amounts paid to) the Fund. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him/her, his/her proportionate share of those taxes, (2) treat his/her share of those taxes and any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his/her own income from those sources, and (3) either deduct the taxes deemed paid by him/her in computing his/her taxable income, or, alternatively, use the foregoing information in calculating the foreign tax credit against his/her U.S. federal income tax. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not receiving a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

Each Fund maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (1) from the disposition of foreign currencies and forward currency contracts, (2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss under Section 988 of the Code. In certain circumstances, a Fund may elect out of Section 988 of the Code to treat foreign currency gain or loss attributable to a forward contract, a futures contract or an option as capital gain or loss. A foreign-currency-denominated debt security acquired by a Fund may bear interest at a higher than normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations. In that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal is received (through disposition or upon maturity).

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to U.S. federal income tax on a portion of any “excess distribution” received on stock in a PFIC or a portion of any gain on a disposition of the PFIC

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stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (a “QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the PFIC’s annual ordinary income and net capital gain, regardless of whether it receives any distribution from the PFIC. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Pursuant to the Code and proposed regulations, open-end RICs such as the Funds are entitled to elect to “mark-to-market” their stock in certain PFICs. “Marking-to-market,” in this context, means recognizing gains (and to a limited extent losses) in such PFICs by treating a Fund as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may cause a Fund to recognize income or gain without a concurrent receipt of cash. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its Distribution Requirement, which also may accelerate the recognition of gain and affect a Fund’s total return.

Derivative Instruments

The use of derivatives strategies, such as purchasing and selling (writing) options and futures, and entering into forward currency contracts, swap agreements and straddles, will be subject to complex tax rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Certain of a Fund’s hedging activities as well as its transactions, if any, in foreign currencies or foreign currency-denominated instruments, are likely to produce a difference between its book income and its net taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require a Fund to make distributions exceeding book income to avoid excise tax liability and maintain that Fund’s qualification as a RIC accorded special tax treatment under the Code.

The tax treatment of certain futures contracts that may be entered into by a Fund as well as listed non-equity options that may be written or purchased by a Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) will be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40” gains or losses), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 or ordinary gain or loss, as applicable.

A Fund’s forward contracts relating to foreign currencies may qualify as Section 1256 contracts under the Code if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described above, be subject to Section 988. Accordingly, although such a forward currency contract would be marked-to-market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked-to-market annually and gains and losses with respect to the contracts would be treated as 60/40 gain or loss.

Securities Issued or Purchased at a Discount

A Fund’s investments in debt securities issued at a discount and certain other obligations as well as investments in securities purchased at a discount may require that Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including why it may not be advantageous to do so) that it otherwise would have continued to hold.

Certain Higher-Risk and High Yield Securities

A Fund may invest in lower-quality fixed income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on such a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund as and if it invests in such securities as a part of

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such Fund’s efforts to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield discount obligations in which a Fund may invest may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Tax-Exempt Investors

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who or which fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who or which has under-reported dividend or interest income, or who or which fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “United States Person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of the Funds beginning before January 1, 2010, in general and subject to certain limitations, a Fund was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions were properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by the Fund as “short-term capital gain dividends.” As of the date of this Statement, it is unclear whether the exemptions from withholding for interest-related and short-term capital gain dividends will be extended to taxable years beginning on or after January 1, 2010 and, if they are extended, what the terms of the extension will be. Even if the exemptions from withholding for interest-related and short-term capital gain dividends are extended, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend, and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for an exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

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Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

NET ASSET VALUE

The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

The total net asset value or “NAV” of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for trading. The Funds will not price their shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the Adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to a Fund by a pricing service recommended by the Adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by a Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Futures are valued at the most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ Adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s net asset value. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures adopted by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair

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value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds’ net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

The per share net asset value of a class of the Fund’s shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class.

ADDITIONAL SHAREHOLDER INFORMATION

Telephone Exchange and Redemption Privileges

Shares of a Fund and any other mutual funds sponsored by the Adviser may be exchanged for shares of each other within the same share class. Exchanges will be effected by redemption of shares of the Fund held and purchase of shares of the Fund for which Fund shares are being exchanged (the “New Fund”). For U.S. federal income tax purposes, any such exchange constitutes a sale upon which a capital gain or loss will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder’s adjusted cost basis. If you are interested in exercising any of these exchange privileges, you should obtain Prospectuses of other sponsored funds from the Adviser. Upon a telephone exchange, the transfer agent establishes a new account in the New Fund with the same registration and dividend and capital gains options as the redeemed account, unless otherwise specified, and confirms the purchase to you. An exchange may be effected, provided that the registered name and address are the same.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed by an individual dealer to its customers. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the other charges described in the Funds’ Prospectus and this SAI. Customers will be provided with specific information about any processing or service fees charged by their dealer.

The Telephone Exchange and Redemption Privileges are available only in states where shares of the New Fund may be sold, and may be modified or discontinued at any time. See “Purchasing, Selling and Exchanging Fund Shares” in the Prospectus.

Signature Guarantees

The signature(s) of redeeming shareholders generally must be guaranteed by an “eligible guarantor,” including: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or clearing agency or which have minimum net capital of $100,000 or (4) institutions that participate in the Securities Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program. A notarized signature will not be sufficient. If shares are registered in more than one name, the signature of each of the redeeming shareholders must be guaranteed. See “Purchasing, Selling and Exchanging Fund Shares” in the Prospectus.

Redemptions in Kind

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of portfolio securities, in conformity with applicable rules of the SEC. Distributions in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities received in distributions in kind.

Suspension of Your Right to Sell Your Shares

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

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ORGANIZATION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 25, 1996, as Amended and Restated on October 4, 1996. The Declaration of Trust permits the Trust to issue an indefinite number of units of beneficial interest (“shares”), with or without par value.

The Trust may issue shares in any number of “series;” each series of the Trust is a separate portfolio and functions as a separate mutual fund, although the Funds would share a common Board of Trustees, and may share an adviser, administrator, transfer agent, or custodian. All consideration received by the Trust for shares of any series, and all assets of that series, belong only to that series and are subject to that series’ liabilities. The Funds are currently the only series of the Trust. Each Fund currently offers two classes of shares: the Advisor Class and the Institutional Class. The Trustees may create and issue additional series of shares and may create and issue shares of additional classes of one or more series.

Except as described below, the shares of each Fund, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Each share class has no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each share entitles the shareholder of record to one vote. All shareholders of a Fund may vote as a single class on each matter presented to shareholders for action except with respect to any matter that affects one or more series or classes solely or in a manner different from others, in which case the shares of the affected series or class are entitled to vote separately. The shares of the Trust have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as defined in the 1940 Act) the Fund.

The Trust is not required to hold annual shareholder meetings; shareholder meetings will be held from time to time for the election of trustees under certain circumstances, or when required under the Declaration of Trust or applicable law. A trustee may be removed from office by the remaining trustees, or by the shareholders at a special meeting called on the written request of shareholders owning at least 10% of the Trust’s outstanding shares.

Limitation of Trustees’ Liability

The Declaration of Trust provides that a trustee shall be liable for only his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS

The Fund, the Adviser and the Distributor have each adopted a code of ethics that complies with the requirements of Rule 17j-1 under the 1940 Act. Each of these codes of ethics permit the personnel subject to those codes to invest in securities, including securities that may be purchased or held by a Fund. The codes of ethics are available on the SEC’s EDGAR database, which can be accessed through www.sec.gov.

PERFORMANCE INFORMATION

Each Fund may advertise the yield and total return of each class of its shares. Each Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax exempt status of distributions should be considered when comparing a Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yield and total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields and total return reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total return will generally be higher for Institutional Class shares than for Advisor Class shares of the same Fund, because of the higher levels of expenses borne by the Advisor Class shares.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

43

Performance information for each Fund with over one calendar year of performance history is included in the Prospectuses (in the section “Risk/Return Bar Chart and Table” in each Fund’s Fund summary), along with the performance of an appropriate benchmark index. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Since Inception,” “Life of Fund” or “Life of Class” headings in the Prospectuses for Funds with less than ten years of performance history may not be coincident with the inception date of the Fund (or class, as applicable). In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund (or class, as applicable).

GENERAL INFORMATION

Investment Environment

Discussions of economic, social and political conditions and their impact on the Funds may be used in advertisements and sales materials. Such factors that may affect a Fund include changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends and the supply and demand of various financial instruments. In addition, marketing materials may cite the Adviser’s views or interpretations of such factors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered certified public accounting firm for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

LEGA L COUNSEL

Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Trust.

FINANCIAL STATEMENTS

Each Fund’s fiscal year ends on December 31st of each year. Each Fund will send annual and semi-annual reports to its shareholders; the financial statements appearing in annual reports are audited by the Trust’s independent registered public accounting firm. The Trust’s financial statements for the Funds, including the Portfolios of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, Notes to Financial Statements and the Report of Independent Registered Public Accounting Firm, all of which are included in the 2009 Annual Report to Shareholders, are hereby incorporated by reference into this SAI.

44

RATINGS APPENDIX

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation , a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions. Nor is it a comment regarding an issue’s market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-

credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

MOODY’S

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Long-Term Credit Ratings

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Exceptionally high levels of credit risk

Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

•	execution of a coercive debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations of the Issuer Credit Rating Scale

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.

Default is a real possibility.

RD: Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default.

Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader’s convenience.

Standard Rating Actions

Affirmed

The rating has been reviewed and no change has been deemed necessary.

Confirmed

Action taken in response to an external request or change in terms. Rating has been reviewed in either context, and no rating change has been deemed necessary.

Correction

Correction of rating publication error in a rating action commentary or correction of a rating data error in Fitch’s ratings data base.

Downgrade

The rating has been lowered in the scale.

Paid-In-Full

This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated. Indicated in rating databases with the symbol “PIF”.

Publish

Initial public announcement of rating on the agency’s website, although not necessarily the first rating assigned. This action denotes when a previously private rating is published.

Rating Watch Maintained

The issue or issuer has been reviewed and remains on active Rating Watch status.

Rating Watch On

The issue or issuer has been placed on active Rating Watch status.

Revision Enhancement

Some form of the credit support affecting the rating opinion has been added, removed, or substituted.

Revision Implication Watch

The Rating Watch status has changed.

Revision Outlook

The Rating Outlook status has changed.

Upgrade

The rating has been raised in the scale.

Withdrawn

The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

APPENDIX

PROXY VOTING POLICY AND GUIDELINES

The Board of Trustees of Hansberger International Series (the “Trust”) has delegated proxy voting responsibility to the Adviser. The Adviser has adopted the following policy, procedures and guidelines for the voting of proxies:

HGI Proxy Voting Policy and Procedures

Hansberger Global Investors, Inc.

Proxy Voting Policy and Procedures

Proxy Voting Policy

Hansberger Global Investors, Inc. (“HGI”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans (“plans”) subject to the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”). This document sets forth HGI’s policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the U.S. Investment Advisers Act of 1940, as amended.

Specifically, Rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

A. Objective

Where HGI is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, HGI generally votes in accordance with the recommendations of RiskMetrics Group (“RMG”) (see discussion below) on these issues, although, on occasion HGI abstains from voting on these issues.

When making proxy-voting decisions, HGI generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by HGI.1 The Guidelines, which have been developed with reference to the positions of RMG, set forth HGI’s positions on recurring issues and criteria for addressing non-recurring issues and incorporates many of RMG’s standard operating policies.

B. Accounts for Which HGI Has Proxy Voting Responsibility

HGI generally is responsible for voting proxies with respect to securities selected by HGI and held in client accounts. HGI’s form Investment Advisory Agreement provides clients with an alternative as to whether the client or HGI will be responsible for proxy voting. However, HGI does not vote proxies for securities not selected by HGI but that are nevertheless held in a client account or where HGI otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA plans. Where authority to manage ERISA plan assets has been delegated to HGI, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed HGI has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA plan should:

•	be in writing;

[1]	The Policy and Procedures are described generally in our Form ADV, Part II and are made available to clients on request.

HGI Proxy Voting Policy and Procedures

•	state that HGI is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

C. Adherence to Client Proxy Voting Policies

Although clients do not always have proxy-voting policies, if a client has such a policy and instructs HGI to follow it, HGI is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the client or otherwise imprudent or unlawful. In the case of ERISA plans, HGI, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

HGI must, to the extent possible, comply with each client’s proxy voting policy. If such policies conflict, HGI may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, for example (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D. Arrangement with RMG

HGI presently uses RMG to assist in voting proxies. RMG is a premier proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. RMG’s primary function with respect to HGI is to apprise HGI of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

Although we may consider RMG’s and others’ recommendations on proxy issues, HGI bears ultimate responsibility for proxy voting decisions. For ERISA plans for which HGI votes proxies, HGI is not relieved of its fiduciary responsibility by following directions of RMG or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

E. Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of HGI’s clients and the interests of HGI and its employees. HGI must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict. For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with HGI;[2]

•	A proponent of a proxy proposal has a business relationship with HGI;

•	HGI has business relationships with participants in proxy contests, corporate directors or director candidates;

HGI’s Proxy Voting Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the Chief Compliance Officer and may be required to recuse him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for resolution. Application of the Guidelines or voting in accordance with the RMG vote recommendation should, in most cases, adequately address any possible conflicts of interest.

[2]

For this purpose, HGI generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member firm may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

HGI Proxy Voting Policy and Procedures

F. Special Issues with Voting Foreign Proxies

Although HGI has arrangements with RMG, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

•

To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. HGI may refrain from voting shares of foreign stocks subject to blocking restrictions where, in HGI’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•

Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•	Lack of a “proxy voting service” by custodians in certain countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA plan), HGI may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

G. Reports

HGI’s Form ADV, Part II sets forth how clients may obtain information from HGI about how we voted proxies with respect to their securities. If requested, HGI provides clients with periodic reports on HGI’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA plans, the named fiduciary that appointed HGI is required to monitor periodically HGI’s activities, including our decisions and actions with regard to proxy voting. Accordingly, HGI provides these named fiduciaries on request with reports to enable them to monitor HGI’s proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

H. Operational Procedures

HGI’s Investment Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Operations Group works with RMG, the proxy voting service, and is responsible for ensuring that meeting notices are reviewed and proxy matters are communicated to the portfolio managers or research analysts for consideration and voting recommendations. The Proxy Administrator is also responsible for fielding questions regarding a proxy vote from RMG, and soliciting feedback from the portfolio managers and, or research analysts covering the company.

A portfolio manager or research analyst may submit a proxy recommendation to the Proxy Administrator for processing contrary to the Guidelines or RMG vote recommendation if he or she determines that it is in the best interest of clients. Portfolio managers or research analysts who submit voting recommendations inconsistent with the Guidelines or RMG vote recommendations are required to document the rationale for their recommendation. The Proxy Voting Committee will review the recommendation in order to determine whether the portfolio manager’s or research analyst’s voting rationale appears reasonable and in the best interests of clients. If the Proxy Voting Committee does not agree that the portfolio manager’s or research analyst’s rationale is reasonable and in the best interests of clients, the Proxy Voting Committee will vote the proxy and document the reason(s) for its decision. The Proxy Administrator is responsible for maintaining the documentation provided by portfolio managers, research analysts, and the Proxy Voting Committee, and assuring that it adequately reflects the basis for any recommendation or vote that is cast in opposition to the Guidelines or RMG vote recommendation.

HGI Proxy Voting Policy and Procedures

I. Securities Subject to Lending Arrangements

For various legal or administrative reasons, HGI, customarily and typically does not, and is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. HGI will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, HGI may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in HGI’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

HGI Proxy Voting Guidelines

Hansberger Global Investors, Inc.

Proxy Voting Guidelines

General Guidelines

The proxy voting guidelines below summarize HGI’s position on various issues of concern to investors and give a general indication of how portfolio securities held in client accounts will be voted on proposals dealing with particular issues. The guidelines are not exhaustive and do not include all potential voting issues. In addition, because proxy voting issues and circumstances of individual companies are so varied, there may be instances when HGI may not vote in strict adherence to these guidelines as outlined below. The following guidelines are grouped according to the types of proposals generally presented to shareholders.

(i) Board of Directors Issues

HGI will generally vote for all Board of Directors nominees unless certain actions by the Directors warrant votes to be withheld. These instances include Directors who:

•	Attend less than 75% of the board and committee meetings unexcused;

•	Ignore a shareholders’ proposal that is approved by a majority of the votes cast for two (2) consecutive years;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares;

•	Are inside directors and sit on the audit, compensation or nomination committees; and

•	Enacted egregious corporate governance policies.

All other items are voted on a case-by-case basis with the exception of the following, which HGI will generally oppose:

•	Proposals to limit the tenure of outside directors;

•	Proposals to impose mandatory retirement ages for outside directors; and

•	Proposals requiring directors to own a minimum amount of company stock in order to qualify as director or remain on the board.

(ii) Auditors

HGI will generally vote for proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent; or

HGI Proxy Voting Guidelines

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

(iii) Executive and Director Compensation

HGI will generally support executive compensation plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders. HGI will also support resolutions regarding director’s fees. In general, HGI will determine votes for the following on a case-by-case basis:

•	Stock-based incentive plans;

•	Performance-based stock option proposals;

•	Stock plans in lieu of cash;

•	Proposals to ratify or cancel executive severance agreements; and

•	Management proposals seeking approval to re-price options

HGI will generally vote for:

•	Employee stock purchase plans where the purchase price is at least 85 percent of fair market value, offering period is 27 months or less, and potential voting power dilution is ten percent or less;

•	Proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares);

•	Proposals to implement a 401(k) savings plan for employees;

•

Proposals seeking additional disclosure of executive and director pay information, provided that the information is relevant to shareholders’ needs, would not put the company at a disadvantage, and is not unduly burdensome; and

•	Proposals to expense stock options.

HGI will generally vote against:

•	Retirement plans for non-employee directors;

•	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or forms of compensation; and

•	Shareholder proposals requiring director fees to be paid in stock only

(iv) Takeover/Tender Offer Defenses

Anti-takeover proposals are analyzed on a case-by-case basis. However, since investors customarily, in our view, suffer a diminution of power as a result of the adoption of such proposals, they are generally opposed by HGI unless structured in such a way that they give shareholders the ultimate decision on any proposal or offer. Specifically, HGI will under normal circumstances oppose:

•	Dual class exchange offers and dual class recapitalizations (unequal voting rights);

•	Proposals to require a supermajority shareholder vote to approve charter and bylaw amendments;

•	Proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations; and

•	Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

HGI will generally vote in favor of the following issues:

•	Proposals to adopt anti-greenmail charter by-law amendments or to otherwise restrict a company’s ability to make greenmail payments; and

•	Proposals to require approval of blank check preferred stock issues for other than general corporate purposes

(v) Capital Structure and Shareholder Rights

This category consists of broad issues concerning capital structure and shareholder rights. These types of issues generally call for revisions to the corporate by-laws, which will impact shareholder ownership rights. All items are reviewed and voted on a case-by-case basis; however, HGI endeavors to balance the ownership rights of shareholders and their best interests with providing management of each corporation the greatest operational latitude.

(vi) Social and Political Responsibility Issues

In the case of social and political responsibility issues that in HGI’s view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of HGI’s clients. Unless a client has given us other instructions, HGI generally votes in accordance with the recommendations of RiskMetrics Group (“RMG”) on these social and political issues, although HGI sometimes abstains from voting on these issues.

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)(1)	Agreement and Declaration of Trust of the Hansberger Institutional Series (the “Registrant”), dated July 26, 1996 (incorporated herein by reference to the Initial Registration Statement filed on July 26, 1996).

(a)(2)	Amendment to the Agreement and Declaration of Trust (incorporated herein by reference to Pre-Effective Amendment No. 1 filed on September 23, 1996).

(a)(3)	Amended and Restated Agreement and Declaration of Trust of the Registrant, dated October 4, 1996, (incorporated herein by reference to Pre-Effective Amendment No. 2 filed on October 18, 1996).

(a)(4)	Form of Amendment to the Agreement and Declaration of Trust (incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on April 27, 2007).

(a)(5)	Form of Amendment to the Agreement and Declaration of Trust (incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on April 27, 2007).

(b)(1)	Amended and Restated By-Laws of the Registrant dated September 23, 2008 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(c)(1)	By-Laws (See Section 2 and Section 7).

(c)(2)	Declaration

See Article III--‘‘Shares,” Section 1, Section 2 and Section 6.

(d)(1)	Form Investment Advisory Agreement dated March 9, 2007 (incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on April 27, 2007).

(d)(2)	Amendment to Investment Advisory Agreement dated September 14, 2007 (incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on March 3, 2008).

(e)(1)	Distribution Agreement (incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on April 27, 2007).

(e)(2)	Form of Dealer Agreement is filed herewith.

(f)	Not Applicable.

(g)(1)	Form of Master Custodian Agreement (incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on September 13, 2005).

(h)(1)(i)	Administrative Services Agreement (incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on September 14, 2007).

(h)(1)(ii)	First Amendment to the Administrative Services Agreement (incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on September 14, 2007).

(h)(1)(iii)	Second Amendment to the Administrative Services Agreement (incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on September 14, 2007).

(h)(1)(iv)	Third Amendment to the Administrative Services Agreement (incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on September 14, 2007).

(h)(1)(v)	Fourth Amendment to the Administrative Services Agreement (incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on September 14, 2007).

(h)(1)(vi)	Fifth Amendment to the Administrative Services Agreement, dated February 1, 2008 (incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on March 3, 2008).

(h)(1)(vii)	Sixth Amendment to the Administrative Services Agreement, dated February 19, 2008 (incorporated by reference to exhibit (h)(6)(i) to Post-Effective Amendment No. 21 to the Registration Statement filed on April 29, 2008).

(h)(1)(viii)	Seventh Amendment to the Administrative Agreement dated July 1, 2008 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(1)(ix)	Eighth Amendment to the Administrative Agreement dated September 29, 2008 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(1)(x)	Ninth Amendment to the Administrative Agreement dated October 31, 2008 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(1)(xi)	Tenth Amendment to the Administrative Agreement dated January 9, 2009 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(1)(xii)	Eleventh Amendment to the Administrative Agreement dated July 27, 2009 (incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on March 1, 2010).

(h)(1)(xiii)	Twelfth Amendment to the Administrative Agreement dated February 25, 2010 (incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on March 1, 2010).

(h)(2)(i)	Transfer Agency and Services Agreement dated October 1, 2005 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(2)(ii)	Revised Appendix A dated July 17, 2006 to the Transfer Agency and Services Agreement dated October 1, 2005 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(2)(iii)	Amendment dated February 15, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(2)(iv)	Amendment dated October 1, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(h)(3)(i)	HGI Management Expense Cap Letter dated April 30, 2010 (incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on March 1, 2010).

(h)(4)	Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Registrant (incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on March 1, 2010).

(h)(5)(i)	Securities Lending Authorization Agreement dated September 1, 2005 is incorporated by reference to exhibit (h)(11) to Post-Effective Amendment No. 21 to the Registration Statement filed on April 29, 2008.

(h)(5)(ii)	First Amendment to the Securities Lending Authorization Agreement dated December 20, 2005 is incorporated by reference to exhibit (h)(11)(i) to Post-Effective Amendment No. 21 to the Registration Statement filed on April 29, 2008.

(h)(5)(iii)	Second Amendment to the Securities Lending Authorization Agreement dated February 29, 2008 is incorporated by reference to exhibit (h)(11)(ii) to Post-Effective Amendment No. 21 to the Registration Statement filed on April 29, 2008.

(i)(1)	Opinion and Consent of Counsel (incorporated herein by reference to the 24f-2 Notice filed on February 24, 1997).

(i)(2)	Opinion and Consent of Counsel Related to Post-Effective Amendment No. 18 (incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on April 27, 2007).

(j)	Consent of Independent Registered Certified Public Accounting Firm is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended effective May 1, 2009 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(p)(1)	Registrant’s Amended Code of Ethics, dated September 14, 2007 (incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on March 3, 2008).

(p)(2)	Hansberger Global Investors, Inc. Amended Code of Ethics dated May 17, 2007 (incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on March 3, 2008).

(p)(3)	Natixis Distributors, L.P. Code of Ethics dated January 1, 2010 is filed herewith.

(q)(i)	Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer, Sandra O. Moose and Cynthia L. Walker are incorporated by reference to exhibit (q) to PEA No. 19 to the Registration Statement filed on September 14, 2007.

(q)(ii)	Power of Attorney for Kenneth A. Drucker dated June 17, 2008 (incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on April 30, 2009).

(q)(iii)	Power of Attorney for Wendell J. Knox dated June 4, 2009 (incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on March 1, 2010).

(q)(iv)	Power of Attorney for Erik Sirri dated November 19, 2009 (incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on March 1, 2010).

(q)(v)	Power of Attorney for Peter Smail dated November 24, 2009 (incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on March 1, 2010).

Item 29.	Persons Controlled by or under Common Control with Registrant:

The Registrant is not aware of any person controlled or under common control with any of its series.

As of April 1, 2010, the persons listed below owned 25% or more of the outstanding securities of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of Section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund	Shareholder and Address	Percentage of Shares Held
Hansberger Emerging Markets Fund	Tobias White & Co. Flint, MI 48502-1649	66.63%

Hansberger International Core Fund	Southern California Pipe Trades Retirement Fund Los Angeles, CA 90020-1738	29.88%

Hansberger International Value Fund	D A Davidson & Co. Inc (FBO) D A Davidson & Co. Inc. Great Fall, MT 59403-5015	31.78%

Item 30.	Indemnification.

Article VIII of the Agreement and Restated Declaration of Trust filed as Exhibit (a)(3) to the Registration Statement is incorporated herein by reference to Pre-Effective Amendment No. 2 filed on October 18, 1996. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.	Business and Other Connections of the Investment Adviser.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the investment adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Hansberger Global Investors, Inc. (the “Adviser”) is the investment adviser for the Trust. The principal address is 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Holt, Ronald Wayne President, CEO	Hansberger International Series	Executive Vice President

Hendry, Bev Chief Operating Officer	Hansberger International Series	Senior Vice President

Item 32.	Principal Underwriters.

(a) Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

Natixis Cash Management Trust

Natixis Funds Trust I

Natixis Funds Trust II

Natixis Funds Trust IV

Loomis Sayles Funds I

Loomis Sayles Funds II

Gateway Trust

(b) The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds.	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

Marilyn Rosh	Vice President and Controller	None

Josh Bogen	Executive Vice President	None

Matthew Coldren	Executive Vice President	None

Mark Doyle	Executive Vice President	None

Edward Farrington	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Matt Raynor	Executive Vice President	None

Dan Santaniello	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

William Butcher	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Joe Duffey	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Marina Gross	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

Tom Huddleston	Senior Vice President	None

Jeff Keselman	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Robert Lyons	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Stacie Paoletti	Senior Vice President	None

Daniel Price	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

David Vallon	Senior Vice President	None

Laura Verville	Senior Vice President	None

Leslie Walstrom	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

(c) Not Applicable

Item 33.	Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended, and the rules thereunder:

Hansberger International Series

399 Boylston Street

Boston, Massachusetts 02116

State Street Bank & Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Hansberger Global Investors, Inc.

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

HANSBERGER INTERNATIONAL SERIES

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 30th day of April, 2010.

HANSBERGER INTERNATIONAL SERIES

By:	/S/ DAVID L. GIUNTA
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ DAVID L. GIUNTA David L. Giunta	President and Chief Executive Officer	April 30, 2010

/S/ MICHAEL C. KARDOK Michael C. Kardok	Treasurer	April 30, 2010

GRAHAM T. ALLISON, JR.* Graham T. Allison, Jr.	Trustee	April 30, 2010

EDWARD A. BENJAMIN * Edward A. Benjamin	Trustee	April 30, 2010

ROBERT J. BLANDING * Robert J. Blanding	Trustee	April 30, 2010

DANIEL M. CAIN * Daniel M. Cain	Trustee	April 30, 2010

KENNETH A. DRUCKER * Kenneth A. Drucker	Trustee	April 30, 2010

JOHN T. HAILER * John T. Hailer	Trustee	April 30, 2010

WENDELL J. KNOX * Wendell J. Knox	Trustee	April 30, 2010

SANDRA O. MOOSE * Sandra O. Moose	Trustee, Chairperson of the Board	April 30, 2010

ERIK SIRRI * Erik Sirri	Trustee	April 30, 2010

PETER SMAIL * Peter Smail	Trustee	April 30, 2010

CYNTHIA L. WALKER * Cynthia L. Walker	Trustee	April 30, 2010

*By:	/S/ COLEEN DOWNS DINNEEN
Coleen Downs Dinneen
Attorney-In-Fact **/***/****/*****/******
April 30, 2010

**	Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer,
Sandra O. Moose and Cynthia L. Walker are incorporated by reference to exhibit (q) to PEA No. 19 to the Registration
Statement filed on September 14, 2007.
***	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit q(ii) to PEA No. 22 to the Registration Statement filed on April 30, 2009.
****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit q(iii) to PEA No. 23 to the Registration Statement filed on March 1, 2010.
*****	Power of Attorney for Erik Sirri is incorporated by reference to exhibit q(iv) to PEA No. 23 to the Registration Statement filed on March 1, 2010.
******	Power of Attorney for Peter Smail is incorporated by reference to exhibit q(v) to PEA No. 23 to the Registration Statement filed on March 1, 2010.

Hansberger International Series

Exhibit Index

Exhibits for Item 28 of Form N1-A

Exhibit	Exhibit Description

(e)(2)	Form of Dealer Agreement

(j)	Consent of independent registered public accounting firm

(p)(3)	Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P. Code of Ethics dated January 1, 2010